As filed with the Securities and Exchange Commission on December 15, 1998

                                                           File No. 333-_______

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      Pre-Effective Amendment No. _____            [ ]
                        Post-Effective Amendment No.               [ ]
                                Amendment No. ___
                             The Victory Portfolios

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)



Robert Hingston                              Copy to:
BISYS Fund Services Limited Partnership      Jay G. Baris, Esq.
3435 Stelzer Road                            Kramer Levin Naftalis & Frankel LLP
Columbus, Ohio 43219                         919 Third Avenue
(Name and Address of Agent for Service)      New York, New York 10022


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of Beneficial Interest. No Filing Fee is due because of reliance on Section 24(f).

                              Cross-Reference Sheet
                             The Victory Portfolios

Part A Form N-14

       Item No.       Prospectus/Proxy Caption
       --------       ------------------------

           1(a)       Cross Reference Sheet of The Victory Portfolios.
            (b)       Cover Page - Special Meeting of Shareholders March 5, 1999
                      - The Victory Portfolios - Combined Proxy Statement and
                      Prospectus.
           2(a)       Not applicable.
            (b)       Table of Contents.
           3(a)       Part 2 - Your Fund's Proposals - Proposal 1 - To Approve a
                      Reorganization  of the Gradison Funds. How the Fees of the
                      Gradison   Funds  Compare  to  the  Fees  of  the  Victory
                      Portfolios.
            (b)       Part 1 - An  overview;  Part 2 - Your  Fund's  Proposals -
                      Proposal 1 - To Approve a  Reorganization  of the Gradison
                      Funds - How the Reorganization Works.
            (c)       Part 1 - Your Fund's Proposals - Proposal 1 - To Approve a
                      Reorganization  of the  Gradison  Funds  -  Comparison  of
                      principal investment risks.
           4(a)       Part 1 - An  Overview;  Part 2 - Your  Fund's  Proposals -
                      Proposal 1 - To Approve a  Reorganization  of the Gradison
                      Funds - How the  Reorganization  Works,  Information about the  Reorganization  -  Why  We  Want  to  Reorganize  the
                      Gradison Funds;  Considerations  by the Board of Trustees;
                      Comparison of shareholder rights.
            (b)       Part 2 - Your Fund's Proposal - Proposal 1 - To Approve a
                      Reorganization of the Gradison Funds - Capitalization of
                      the Funds.
           5(a)       Part 2 - Your Fund's Proposal - Proposal 1 - To Approve a
                      Reorganization of the Gradison Funds.
      (b) - (e)       Not applicable.
            (f)       Combined Proxy Statement and Prospectus - Introduction.
           6(a)       Part 2 - Your Fund's Proposals - Proposal 1 - To Approve a
                      Reorganization of the Gradison Funds; Part 5 -
                      Prospectuses.
            (b)       Combined Proxy Statement and Prospectus - Introduction.
        (c)-(d)       Not applicable.
           7(a)       Part 3 - More on Proxy Voting and Shareholder Meetings.
            (b)       Not applicable.
            (c)       Part 3 - More on Proxy Voting and Shareholder Meetings.

              8       Not applicable.
              9       Not applicable.

      Part B           Statement of Additional Information Caption
      ------           -------------------------------------------

          10           Front Cover Page.
          11           Table of Contents.
       12(a)           Additional Information about the Registrant.
     (b)-(c)           Not applicable.
         13            Not applicable.
         14            Financial Statements.

Important Information to Help You Understand the Proposals on Which You Are Being Asked to Vote.

        Please read the full text of this proxy statement. Below is a brief overview of the matters to be voted upon. Your vote is important. If you have questions regarding the proposals please call your Investment Consultant or Gradison Mutual Funds at (513) 579-5700 in the Cincinnati area or (800)-869-5999 outside of Cincinnati. We appreciate the confidence you have placed in the Gradison Funds and look forward to helping you achieve your financial goals through investment in The Victory Portfolios.


What proposals am I being asked to vote on?

        You are being asked to vote on the following proposals:

               1. To reorganize each Gradison Fund into a corresponding fund of The Victory Portfolios
               2.   To approve a New Investment  Advisory Agreement between each
                    Gradison Fund and McDonald Investments Inc. (McDonald)
               3.   To approve a new Investment  Sub-Advisory  Agreement between
                    McDonald and Blairlogie Capital Management (Blairlogie), on behalf of the International Fund.

        GRADISON FUNDS REORGANIZING INTO NEW VICTORY FUNDS
        - As of Close of Business on April 2, 1999

        Old Gradison Fund                          New Victory Portfolio
        -----------------                          ---------------------
        Gradison U.S. Government Reserves          Gradison Government Reserves Fund-Class G Shares
        Gradison Established Value Fund            Established Value Fund-Class G Shares



        GRADISON FUNDS MERGING INTO NEW CLASS OF EXISTING  VICTORY FUNDS
        - As of Close of Business  on March 26,  1999

        Old Gradison Fund                                 Victory Fund Portfolio
        -----------------                                 ----------------------

        Gradison Government Income Fund                   Fund for Income-Class G Shares *
        Gradison Ohio Tax-Free Income Fund                Ohio Municipal Bond Fund-Class G Shares
        Gradison Growth & Income Fund                     Diversified Fund-Class G Shares
        Gradison Opportunity Value Fund                   Special Growth Fund-Class G Shares**
        Gradison International Fund                       International Growth Fund-Class G Shares


**Effective no later than the time of the reorganization, the Victory Fund for Income will be managed in substantially the same manner as the Gradison Government Income Fund had been managed.

**Effective no later than the time of the reorganization, the Victory Special Growth Fund will change its name to the Victory Small Company Opportunity Fund and be managed in substantially the same manner as the Gradison Opportunity Value Fund has been managed.

Has my Fund's Board of Trustees approved the Reorganization?

               Yes. The Board of the Gradison Funds unanimously approved the reorganization on November 6, 1998, and recommends that you vote to approve the reorganization. The Board of The Victory Portfolios approved the Plan of Reorganization on December 11, 1998.

Why is the Reorganization being recommended?

               The merger of McDonald Investments Inc. with KeyCorp brought together two mutual fund families, the Gradison Funds and The Victory Portfolios, under a single management structure. The Boards of both the Gradison Funds and The Victory Portfolios recognized that several of the Gradison and Victory Funds have substantially similar investment objectives and policies.

               The reorganization will produce a number of benefits including:

               o Reducing investor confusion and eliminating duplicate marketing and operational costs required to operate two separate entities.

               o Enabling you to exchange your Victory Fund shares for shares of any other Victory Fund without the payment of a sales charge.

               o Facilitating administrative, portfolio management, distribution service and other efficiencies.

               o Producing economics of sale in certain cases.


Will the Portfolio manager of my Fund change as a result of the reorganization?

               The current portfolio managers of certain Gradison Funds will continue to manage those Funds after the reorganization, as noted below. The current portfolio managers of Key Asset Management Inc. will advise the Victory Ohio Municipal Bond Fund, Victory Diversified Stock Fund and International Growth Fund with which Gradison Ohio Tax Free Income Fund, Gradison Growth & Income Fund and Gradison International Fund, respectively, will be reorganized.


GRADISON FUNDS REORGANIZING INTO NEW VICTORY FUNDS


                                                                           Portfolio Manager (Currently, a Gradison
Gradison Fund                           New Victory Fund Portfolio         Portfolio Manager)
-------------                           --------------------------         ----------------------------------------

Gradison U.S. Government Reserves       Gradison Government Reserves       Steven Wesselkamper
Gradison Established Value Fund         Established Value Fund             William Leugers; Daniel Shick

GRADISON FUNDS MERGING INTO NEW CLASS OF EXISTING VICTORY FUNDS

                                                                           Portfolio Manager (Currently, a Gradison
Gradison Fund                           Victory Fund Portfolio             Portfolio Manager)
-------------                           ----------------------             ----------------------------------------

Gradison Government Income Fund         Fund for Income                    Thomas Seay
Gradison Opportunity Value Fund         Special Growth Fund                William Leugers; Daniel Shick


Will the fees and expenses of my Fund increase?

               No. Gradison Fund shareholders will exchange their shares for the Class G Shares of a similar Victory Fund with expenses that are no higher than your current Gradison Fund expenses, including proxy expenses. These expenses will be maintained at a rate no higher than the current expense ratio of the Gradison Funds for a period of at least two years after the reorganization.


Will I or my Fund have to pay taxes as a result of the reorganization?

               No.Neither you nor the Victory or Gradison Funds, will have any tax consequences as a result of the reorganization. Your current cost basis will remain the same.

Will any sales load, sales commission or other fee be imposed on my shares in connection with the reorganization?

               No.


What  happens  if I do not  wish to  participate  in the  reorganization?

               If you do not wish to participate in the reorganization, you must redeem your shares of the Gradison Funds, as shown below, before the reorganization date. Please note that redeeming your shares may result in you incurring a tax liability.

GRADISON FUND                                 REDEEM BY:
Gradison U.S. Government Reserves             Before 12:00 p.m., April 2, 1999
Gradison Established Value Fund               Before 4:00 p.m., April 2, 1999

Gradison Government Income Fund               Before 4:00 p.m., March 26, 1999
Gradison Ohio Tax-Free Income Fund            Before 4:00 p.m., March 26, 1999
Gradison Growth & Income Fund                 Before 4:00 p.m., March 26, 1999
Gradison Opportunity Value Fund               Before 4:00 p.m., March 26, 1999
Gradison International Fund                   Before 4:00 p.m., March 26, 1999



When will the Shareholder Meeting be held?

               A Shareholder Meeting will be held on March 5, 1999.


Why am I being asked to approve a new Investment Advisory Agreement with McDonald Investments Inc. and/or a new Investment Sub-Advisory Agreement for the Gradison International Fund with Blairlogie Capital Management?

               You are being asked to approve these agreements because the merger of McDonald's corporate parent with KeyCorp caused these agreements to terminate. The Board of Trustees of your Fund has acted to permit the agreements to continue but your approval of the Investment Advisory Agreement with McDonald Investments Inc. and of the Investment Sub-Advisory Agreement with Blairlogie if you are a shareholder of the Gradison International Fund, is necessary to permit McDonald and

               Blairlogie  to  continue  to  act  as   investment   adviser  and
               investment sub-adviser, respectively, until the time of the reorganization. Your approval also permits McDonald and Blairlogie to act in those capacities in the event that the reorganization is not approved. Your approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement is also necessary in order to allow the Gradison Funds to pay McDonald investment advisory fees for the period since the merger of McDonald's corporate parent with KeyCorp.


I have received other proxies from Gradison. Is this a duplicate? Do I have to vote again?

               This is NOT a duplicate proxy. You must vote separately for each account you have with the Gradison Funds.


How do I vote my shares?

               You can vote your shares by completing and signing the enclosed proxy card(s), and mailing them in the enclosed postage paid envelope. You may also vote your shares by phone at 800- 786-8764 or by fax at 800-733-1885. If you need assistance, or have any questions regarding the proposal or how to vote your shares, please call your Investment Consultant or Gradison Mutual Funds at (513) 579-5700 in the Cincinnati area or (800)-869-5999 outside of Cincinnati.

                 PRELIMINARY PROXY MATERIALS FOR THE INFORMATION
                    OF THE SECURITIES AND EXCHANGE COMMISSION

                              GRADISON GROWTH TRUST
                         Gradison Established Value Fund
                          Gradison Growth & Income Fund
                         Gradison Opportunity Value Fund
                           Gradison International Fund
                   GRADISON-McDONALD MUNICIPAL CUSTODIAN TRUST
                       Gradison Ohio Tax-Free Income Fund
                      GRADISON-McDONALD CASH RESERVES TRUST
                        Gradison U.S. Government Reserves
                            GRADISON CUSTODIAN TRUST
                         Gradison Government Income Fund

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

         The Gradison Funds will host a Special Meeting of Shareholders on March 5, 1999, at 9:30 a.m., Eastern Time. This will be a joint meeting for the shareholders of each of the Gradison Funds. The Special Meeting will be held at the Gradison Funds' offices, 580 Walnut Street, Cincinnati, Ohio. At the meeting, we will ask shareholders of each Fund to vote on:

          1. A proposal to reorganize each Gradison Fund into a corresponding fund of The Victory Portfolios.

          2. A proposal to approve a new Investment Advisory Agreement between each Gradison Fund and McDonald Investments Inc.

          3.   A proposal  to approve a new  Investment  Sub-Advisory  Agreement
               between  McDonald   Investments   Inc.  and  Blairlogie   Capital
               Management (Gradison International Fund only).

          4.   Any other business properly brought before the meeting.

By Order of the Boards of Trustees
Richard M. Wachterman, Secretary
580 Walnut Street
Cincinnati, Ohio 45202

January  ____, 1999

                             YOUR VOTE IS IMPORTANT!
      YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY PHONE (Toll-Free), OR BY
         THE INTERNET. JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR
                          ON YOUR ENCLOSED PROXY CARD.

                              GRADISON GROWTH TRUST
                         Gradison Established Value Fund
                          Gradison Growth & Income Fund
                         Gradison Opportunity Value Fund
                           Gradison International Fund
                   GRADISON-McDONALD MUNICIPAL CUSTODIAN TRUST
                       Gradison Ohio Tax-Free Income Fund
                      GRADISON-McDONALD CASH RESERVES TRUST
                        Gradison U.S. Government Reserves
                            GRADISON CUSTODIAN TRUST
                         Gradison Government Income Fund

                         SPECIAL MEETING OF SHAREHOLDERS
                                  MARCH 5, 1999

                             THE VICTORY PORTFOLIOS
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                                  INTRODUCTION
                                  ------------

This Combined Proxy Statement and Prospectus is being provided for a special meeting of shareholders of the Gradison Funds to be held on March 5, 1999. For each proposal, shareholders of each Gradison Fund will vote separately. We've divided the Combined Proxy Statement and Prospectus into five parts:

Part 1 -- An Overview
Part 2 -- Your Fund's Proposals
Part 3 -- More on Proxy Voting and Shareholder Meetings
Part 4 -- Fund Information
Part 5 -- Prospectus for
                  Victory Fund For Income - Class G Shares
                  Victory Ohio Municipal Bond Fund - Class G Shares Victory Diversified Stock Fund - Class G Shares
                  Victory Small Company Opportunity Fund - Class G Shares Victory International Growth Fund - Class G Shares
Part 6 -- Forms of Agreement  and Plan of Reorganization
Part 7 -- Financial Information about The Victory Portfolios

         Please read the entire proxy statement before voting. If you have any questions, please call us at 1-800-869-5999 or (513) 579-5700 in the Cincinnati area.

         This Combined Proxy Statement and Prospectus was first mailed to shareholders the week of January __, 1999.

            This Combined Proxy Statement and Prospectus contains information about The Victory Portfolios that you should know. Please
       keep it for future reference. A Statement of Additional Information dated __, 1999 is incorporated by reference.

          Neither the Securities and Exchange Commission (the SEC) nor
           any state securities commission has approved or disapproved these securities, or determined that this Combined Proxy Statement and Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

         o   Shares of the Victory Funds are not insured by the FDIC.
         o Shares of the Victory Funds are not deposits of or guaranteed by KeyBank or any of its affiliates, or any other bank.
         o You can lose money by investing in the Victory Funds, because they are subject to investment risks.

         The Gradison Funds and The Victory Portfolios are both required by federal law to file reports, proxy statements and other information with the SEC. The SEC maintains a Web site that contains information about the Gradison Funds and The Victory Portfolios. Any such proxy material, reports and other information can be inspected and copied at the public reference facilities of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's New York Regional Office, Seven World Trade Center, New York, NY 10048 and Chicago Regional Office, 500 West Madison Street, Suite 1400, Chicago, IL 60661. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.

                                Table of Contents


Notice of Special Meeting of Shareholders

Introduction

Part 1- An Overview

Part 2- Your Fund's Proposals

         Proposal 1- To Approve the Reorganization of each Gradison Fund

              Introduction
              How the Reorganization Works
              How the Fees of the Gradison Funds Compare to the Fees of The Victory Portfolios
              Information about each Reorganization
              Why We Want to Reorganize the Gradison Funds
              Considerations by the Boards of Trustees
              How the Gradison Funds Compare to The Victory Portfolios
                  Comparison of Investment Objectives
                  Comparison of Investment Policies and Strategies Comparison of Principal Investment Risks
                  Comparison of Potential Risks and Rewards
                  Comparison of Operations
                      Investment Advisory Agreements
                      Distribution and Service Plans
                      Administrator and Distributor
                      Sub-Administrator
                      Dividends and Other Distributions
                      Purchase Procedures
                      Exchange Rights
                      Redemption Procedures
                      Trustees
                  Comparison of Shareholder Rights
                  Capitalization of the Funds
         Required Vote
         Board Recommendation

         Proposal 2- To Approve A New Investment Advisory Agreement for each Gradison Fund

              Introduction
              Reasons for the Proposal

              Board Considerations
              Terms of Investment Advisory Agreements
              Required Vote
              Board Recommendation

         Proposal 3- To Approve New Investment Sub-advisory Agreements for the Gradison International Fund

              Introduction
              Reasons for the Proposal
              Board Considerations
              Terms of the Sub-Advisory Agreements
              Required Vote
              Board Recommendation

         Other Information

              Principal  Executive  Officer and Directors of McDonald
              Principal Executive Officer and Directors of Blairlogie Officers and Trustees of the Gradison Funds
              Old Investment  Advisory Agreements
              Other Fees Paid to McDonald or its  Affiliates
              Other Fees Paid to Blairlogie  or its  Affiliates
              Affiliated  Brokerage  Commissions
              Distribution Agreement for the Gradison Ohio Tax-Free Income Fund

Part 3- More on Proxy Voting and Shareholder Meetings

Part 4- Fund Information

Part 5- Prospectus

             Victory Fund for Income - Class G Shares
             Victory Ohio Municipal Bond Fund - Class G Shares
             Victory Diversified Stock Fund - Class G Shares
             Victory Small Company
             Opportunity Fund - Class G Shares
             Victory International Growth Fund - Class G Shares

Part 6- Forms of Agreement and Plan of Reorganization

Part 7- Financial Information about The Victory Portfolios

PART 1 - AN OVERVIEW

         The Board of Trustees of each Gradison Trust has sent you this Combined Proxy Statement and Prospectus to ask for your vote on proposals affecting your Fund. This table summarizes the proposals and how they apply to the Gradison Funds, which have scheduled a shareholder meeting for March 5, 1999.

Proposal                                                Funds Affected
------------------------------------------------------- ------------------------
1.  Agreement and Plan of Reorganization and            All Funds
     Termination
------------------------------------------------------- ------------------------
2.  Investment Advisory Agreements                      All Funds
------------------------------------------------------- ------------------------
3.  Investment Sub-Advisory Agreement                   International Fund
------------------------------------------------------- ------------------------


PART 2 - YOUR FUND'S PROPOSALS

                                   PROPOSAL 1.

              TO APPROVE THE REORGANIZATION OF EACH GRADISON FUND

Introduction

         The Boards of Trustees of the Gradison Trusts have approved a proposal to reorganize each Gradison Fund into a corresponding fund of The Victory Portfolios.

         >> THE PRIMARY PURPOSE OF THIS PROPOSAL IS TO IMPROVE OPERATING EFFICIENCIES. IN ADDITION, THIS WILL ALLOW YOU TO EXCHANGE YOUR SHARES WITH ANY OF THE FUNDS IN THE VICTORY PORTFOLIOS, WITHOUT PAYING A SALES CHARGE.

         You will NOT have to pay federal income taxes solely as a result of the reorganization of your Fund.

         To adopt the Agreement and Plan of Reorganization that applies to your Fund, we need shareholder approval.

         The next few pages of this Combined Proxy Statement and Prospectus discuss some of the details of each proposed reorganization and how it will affect your Fund.

How the Reorganization Works

         Each  Gradison  Fund  has  entered  into  an  "Agreement  and  Plan  of
Reorganization." If shareholders approve this proposal, each Fund would reorganize into a corresponding Fund of The Victory Portfolios. Key Asset
Management Inc. (KAM) is the investment adviser of each Victory Fund. The reorganization would work as follows:

         ->       Each  Gradison   Fund  would   transfer  all  its  assets  and
                  liabilities to a corresponding Victory Fund, in exchange for shares of the Victory Fund.
         -> Each Gradison Fund would distribute the Victory Fund shares it receives to you. You would receive the same dollar value of Victory Fund shares as you owned of Gradison Fund shares.
         -> You will not have to pay any Federal income tax solely as a result of the reorganization.
         -> You would become a shareholder of Class G shares of the corresponding Victory Fund. Each Gradison Fund would then cease operations.

         Here is how the reorganization would apply to your Gradison Fund:

         New Victory Funds: The Victory Funds described below were established to continue the operations of the corresponding Gradison Funds and will begin doing business at the time the reorganization occurs. Each New Victory Fund has an investment objective and investment policies that are substantially identical to those of the corresponding Gradison Fund. After the reorganization, we anticipate that each New Victory Fund will be managed by the same portfolio manager who now manages your Gradison Fund.


Your Gradison Fund                    would reorganize into ->          Your Victory Fund
                                                                        (Class G)
U.S. Government Reserves                               ->               Gradison Government Reserves Fund
Established Value Fund                                 ->               Established Value Fund


         Currently Operating Victory Funds: The Victory Funds described below are currently operating and have established Class G shares as a new class of shares that you will recive in the reorganization. Each Victory Fund has an investment objective and investment policies that are substantially similar to those of the corresponding Gradison Fund.


Your Gradison Fund                    would reorganize into ->          Your Victory Fund
                                                                        (Class G)
Government Income Fund                                 ->               Fund For Income
Ohio Tax-Free Income Fund                              ->               Ohio Municipal Bond Fund
Growth & Income Fund                                   ->               Diversified Stock Fund
Opportunity Value Fund                                 ->               Small Company Opportunity Fund
International Fund                                     ->               International Growth Fund


A FEW WORDS ABOUT THIS COMBINED PROXY STATEMENT AND PROSPECTUS

   NEW VICTORY FUNDS: This Combined Proxy Statement and Prospectus is a proxy statement for a special meeting of shareholders of your Gradison Fund. It is not a prospectus for shares of the Victory Gradison Government Reserves Fund or the Victory Established Value Fund.

You will receive a prospectus for those shares at a later time.

         CURRENTLY OPERATING VICTORY FUNDS: This Combined Proxy Statement and Prospectus is a proxy statement for the special meeting of shareholders for your Gradison Fund, AND a prospectus relating to the Class G shares of the currently operating Victory Fund that you will receive in the reorganization (the Victory Fund for Income, the Victory Ohio Municipal Bond Fund, the Victory Diversified Stock Fund, the Victory Small Company Opportunity Fund and the Victory International Growth Fund).

How the Fees of the Gradison Funds Compare to the Fees of The Victory Portfolios

         The Gradison Funds, like all mutual funds, incur certain expenses in their operations. The Funds pay these expenses from their assets and as a shareholder of the Gradison Funds, you pay these expenses indirectly. The Victory Portfolios also incur expenses in their operations. The expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison services and distribution services, and other activities. The following table compares the expenses paid by the Gradison Funds with the expenses that you will incur indirectly as a shareholder of Class G shares of The Victory Portfolios, after the reorganization. The amounts described below do not take into account the amounts that the investment advisers waive or reimburse the Funds. In some cases, KAM has agreed to waive or reimburse expenses. A Fund's annual expenses may be more or less than the amounts shown below.


                                                                                              Victory
                                                                   Gradison U.S.         Gradison Government
                                                                    Government              Reserves Fund
                                                                   Reserves Fund         Class G (New Fund)
                                                                   -------------         ------------------

Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases                             None                      None
  (as a percentage of offering price)
Sales Charge Imposed on Reinvested Dividends                          None                      None
         Deferred Sales Charge                                        None                      None
         Redemption Fees                                              None                      None
         Exchange Fees                                                None                      None

Annual Fund Operating Expenses (Before Expense
  Waivers and Reimbursements)
   (as a percentage of average daily net assets)
Management Fees(1)                                                   0.44%                     0.44%
Distribution (Rule 12b-1) Fees                                       0.10%                     0.10%
Other Expenses                                                       0.19%                     0.34%
                                                                     -----                     -----
Total Fund Operating Expenses                                        0.73%                     0.88%(2)

1 The Management Fee is based upon the average daily net assets of the Fund at an annual rate of 0.50% on the first $400 million, 0.45% on the next $600 million, 0.40% on the next $1 billion and 0.35% on amounts in excess of $2 billion.
2 KAM has agreed to waive or reimburse expenses so that at current asset levels, total expenses would not exceed 0.73% for a period of two years after the completion of the reorganization.

                                                                                              Victory
                                                                    Gradison             Established Value
                                                                  Established                   Fund
                                                                   Value Fund            Class G (New Fund)
                                                                   ----------            ------------------
Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases                             None                      None
  (as a percentage of offering price)
Sales Charge Imposed on Reinvested Dividends                          None                      None
         Deferred Sales Charge(1)                                    0.50%                     0.50%
         Redemption Fees                                              None                      None
         Exchange Fees                                                None                      None

Annual Fund Operating Expenses (Before Expense
  Waivers and Reimbursements)
   (as a percentage of average daily net assets)
Management Fees(2)                                                   0.51%                     0.50%
Distribution (Rule 12b-1) Fees                                       0.48%                     0.50%
Other Expenses                                                       0.11%                     0.26%
                                                                     -----                     -----
Total Fund Operating Expenses                                        1.10%                     1.26%(3)


1 Imposed on shares sold within 9 months of purchase. Sales of shares purchased through McDonald or its affiliates are not subject to this charge.
2 The Management Fee is based upon the average daily net assets of the Fund at an annual rate of 0.65% on the first $100 million, 0.55% on the next $600 million and 0.45% in excess of $200 million.
3 KAM has agreed to waive or reimburse expenses so that at current asset levels, total expenses would not exceed 1.10% for a period of two years after the completion of the reorganization.


                                                                    Gradison                  Victory
                                                                   Government             Fund For Income
                                                                  Income Fund                 Class G
                                                                  -----------                 -------

Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases                             None                      None
  (as a percentage of offering price)
Sales Charge Imposed on Reinvested Dividends                          None                      None
         Deferred Sales Charge(1)                                   0.50%(2)                   0.50%
         Redemption Fees                                              None                      None
         Exchange Fees                                                None                      None
**

Annual Fund Operating Expenses (Before Expense
  Waivers and Reimbursements)
   (as a percentage of average daily net assets)
Management Fees                                                      0.50%                     0.50%
Distribution (Rule 12b-1) Fees                                       0.25%                     0.25%
Other Expenses                                                       0.15%                     0.30%
                                                                     -----                     -----
Total Fund Operating Expenses                                        0.90%                     1.05%(3)



1    Imposed  on  shares  sold  within  9  months  of  purchase. Sales of shares purchased  through  McDonald  or its  affiliates  are not  subject  to this charge.
2    This charge was approved by the Trustees but not yet implemented.
3 KAM has agreed to waive or reimburse expenses so that at current asset levels, total expenses would not exceed 0.90% for a period of two years after the completion of the reorganization.


                                                                                            Victory Ohio
                                                                 Gradison Ohio          Municipal Bond Fund
                                                              Tax-Free Income Fund            Class G
                                                              --------------------            -------

Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases                             None                      None
  (as a percentage of offering price)
Sales Charge Imposed on Reinvested Dividends                          None                      None
         Deferred Sales Charge(1)                                   0.50%(2)                   0.50%
         Redemption Fees                                              None                      None
         Exchange Fees                                                None                      None

Annual Fund Operating Expenses (Before Expense
  Waivers and Reimbursements)
   (as a percentage of average daily net assets)
Management Fees                                                      0.50%                     0.60%
Distribution (Rule 12b-1) Fees                                       0.25%                     0.25%
Other Expenses                                                       0.20%                     0.27%
                                                                     -----                     -----
Total Fund Operating Expenses                                        0.95%                     1.12%(3)



1    Imposed  on  shares  sold  within  9  months  of  purchase. Sales of shares purchased  through  McDonald  or its  affiliates  are not  subject  to this charge.
2    This charge was approved by the Trustees but not yet implemented.

3 KAM has agreed to waive or reimburse expenses so that at current asset levels, total expenses would not exceed 0.96% for a period of two years after the completion of the reorganization.


                                                                    Gradison                  Victory
                                                                   Growth &              Diversified Stock
                                                                  Income Fund               Fund Class G
                                                                  -----------               ------------

Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases                             None                      None
  (as a percentage of offering price)
Sales Charge Imposed on Reinvested Dividends                          None                      None
         Deferred Sales Charge(1)                                    0.50%                     0.50%
         Redemption Fees                                              None                      None
         Exchange Fees                                                None                      None

Annual Fund Operating Expenses (Before Expense
  Waivers and Reimbursements)
   (as a percentage of average daily net assets)
Management Fees(2)                                                   0.65%                     0.65%
Distribution (Rule 12b-1) Fees                                       0.50%                     0.50%
Other Expenses                                                       0.37%                     0.37%
                                                                     -----                     -----
Total Fund Operating Expenses                                        1.52%                     1.52%(2)



1 Imposed on shares sold within 9 months of purchase. Sales of shares purchased through McDonald or its affiliates are not subject to this charge.
2 KAM has agreed to waive or reimburse expenses so that at current asset levels, total expenses would not exceed 1.49% for a period of two years after the completion of the reorganization.


                                                                                              Victory
                                                                    Gradison               Small Company
                                                                  Opportunity               Opportunity
                                                                   Value Fund               Fund Class G
                                                                   ----------               ------------

Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases                             None                      None
  (as a percentage of offering price)
Sales Charge Imposed on Reinvested Dividends                          None                      None
         Deferred Sales Charge(1)                                    0.50%                     0.50%
         Redemption Fees                                              None                      None
         Exchange Fees                                                None                      None

Annual Fund Operating Expenses (Before Expense
  Waivers and Reimbursements)
   (as a percentage of average daily net assets)
Management Fees(2)                                                     0.62%                     0.62%
Distribution (Rule 12b-1) Fees                                       0.50%                     0.50%
Other Expenses                                                       0.19%                     0.31%
                                                                     -----                     -----
Total Fund Operating Expenses                                        1.31%                     1.43%(3)


1 Imposed on shares sold within 9 months of purchase. Sales of shares purchased through McDonald or its affiliates are not subject to this charge.
2 The Management Fee is based upon the average daily net assets of the Fund at an annual rate of 0.65% on the first $100 million, 0.55% on the next $100 million and 0.45% in excess of $200 million.
3 KAM has agreed to waive or reimburse expenses so that at current asset levels, total expenses would not exceed 1.31% for a period of two years after the completion of the reorganization.


                                                                                              Victory
                                                                    Gradison            International Growth
                                                                 International                  Fund
                                                                      Fund                    Class G
                                                                      ----                    -------


Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases                             None                      None
  (as a percentage of offering price)
Sales Charge Imposed on Reinvested Dividends                          None                      None
         Deferred Sales Charge(1)                                    0.50%                     0.50%
         Redemption Fees                                              None                      None
         Exchange Fees                                                None                      None

Annual Fund Operating Expenses (Before Expense
  Waivers and Reimbursements)
   (as a percentage of net assets)
Advisory Fees                                                        1.00%                     1.10%
Distribution (Rule 12b-1) Fees                                       0.50%                     0.50%
Other Expenses                                                       0.90%                     0.47%
                                                                     -----                     -----
Total Fund Operating Expenses                                        2.40%(2)                  2.07%(3)


1    Imposed  on  shares  sold  within  9  months  of  purchase. Sales of shares purchased  through  McDonald  or its  affiliates  are not  subject  to this charge.
2    Gradison waives fees so that total expenses do not exceed 2.00%.
3 KAM has agreed to waive or reimburse expenses so that at current asset levels, total expenses would not exceed 2.00% for a period of two years after the completion of the reorganization.

Example

         This Example is intended to help you compare the cost of investing in the Victory Funds with the cost of investing in the Gradison Funds and other mutual funds.

         The Example assumes that you invest $10,000 in each Gradison and Victory Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


-------------------------------------------------------------------------------------------------------------
                                                                1 Year     3 Years    5 Years     10 Years
-------------------------------------------------------------------------------------------------------------

Gradison U.S. Government Reserves                                 $75         $233       $406        $906
Victory Gradison Government Reserves Fund - Class G               $           $          $           $
-------------------------------------------------------------------------------------------------------------
Gradison Established Value Fund                                   $112        $350       $606        $1,340
Victory Established Value Fund - Class G                          $           $          $           $
-------------------------------------------------------------------------------------------------------------
Gradison Government Income Fund                                   $92         $287       $498        $1,108
Victory Fund for Income - Class G                                 $           $          $           $
-------------------------------------------------------------------------------------------------------------
Gradison Ohio Tax-Free Income Fund                                $97         $303       $525        $1,166
Victory Ohio Municipal Bond Fund - Class G                        $           $          $           $
-------------------------------------------------------------------------------------------------------------
Gradison Growth & Income Fund                                     $155        $480       $829        $1,813
Victory Diversified Stock Fund - Class G                          $           $          $           $
-------------------------------------------------------------------------------------------------------------
Gradison Opportunity Value Fund                                   $133        $415       $718        $1,579
Victory Small Company Opportunity Fund - Class G                  $           $          $           $
-------------------------------------------------------------------------------------------------------------
Gradison International Fund                                       $243        $748       $1,280      $2,736
Victory International Growth Fund - Class G                       $           $          $           $
-------------------------------------------------------------------------------------------------------------


Information about each Reorganization
         This section describes some information you should know about the reorganization of your Fund.

         The Agreement and Plan of Reorganization.

         Each Gradison Trust, on behalf of each of the Gradison Funds, has entered into an Agreement and Plan of Reorganization and Termination with The Victory Portfolios, on behalf of the Victory Funds that are described above. In this Combined Proxy Statement and Prospectus, we refer to the Agreement and Plan of Reorganization and Termination as the "Plan of Reorganization" and, to the transactions described in the Agreement and Plan of Reorganization, as the "reorganization."

         Description of Transcription. The Plan of Reorganization provides that your Gradison Fund will transfer its assets to a corresponding Victory Fund, as described in the chart above, in exchange for Class G shares of the Victory Funds. The Victory Fund also will assume all of your Gradison Fund's liabilities. After this transaction, your Gradison Fund will give you Class G shares of the corresponding Victory Fund. The total value of the shares you receive will be equal to the net asset value of the Gradison Fund shares you owned at the end of business on the day the transaction occurs. You will not pay a sales charge or any other fee as part of this transaction, although in some cases, the ongoing fees and expenses paid by the Victory Funds differ from the fees you pay as a Gradison Fund shareholder.

For at least two years, however, the total annual operating expenses of each Victory Fund will not exceed the operating expenses of the corresponding Gradison Fund. We described these fees and expenses above.

         Please see a copy of the Plan of Reorganization for a more detailed description of the reorganization. You can find a copy of the Plan of Reorganization in Part 6 of this Combined Proxy Statement and Prospectus.

         The reorganization will be "tax-free." We expect each reorganization to be "tax-free." That is, each Gradison Fund will obtain an opinion of counsel saying, in effect, that you will not have to pay any federal income taxes solely as a result of the reorganization. Some Gradison Funds, however, may pay a dividend or distribute a taxable gain prior to the reorganization. You may be liable for taxes on those distributions.

         Certain corporate actions. At the time of the reorganization, Gradison U.S. Government Reserves and the Gradison Established Value will take certain corporate actions that will enable the corresponding Victory Funds to operate. For example, they must approve the new investment advisory agreement between KAM and The Victory Portfolios on behalf of the new Victory Funds. This action is necessary because the new Victory Funds were formed in order to continue the operations of Gradison U.S. Government Reserves and Gradison Established Value Fund.

         Conditions of the reorganization. Before the reorganization can occur, the Gradison Funds and The Victory Portfolios must satisfy certain conditions. For example:

         > The Gradison Funds must receive an opinion of counsel stating, in effect, that you will not pay any federal income taxes solely as a result of the reorganization
         > The Gradison Funds and The Victory Portfolios must receive an opinion of counsel certifying to certain matters concerning the legal existence of each Fund
         > Shareholders of the Gradison Funds must approve each reorganization
         > The Victory Portfolios must receive an exemptive order from the SEC.

         Exemptive order. As of December ___, 1998, affiliates of KAM held shares of certain Victory Funds as record holders for the benefit of their customers, including employees of KeyCorp and its affiliates. To the extent that KAM's affiliates owned more than 5% of the "outstanding voting securities" of any one of the Victory Funds, KAM may be deemed to be an "affiliated person" of that Victory Fund. This affiliation may require the SEC to issue an exemptive order that would permit the Victory Funds to carry out the reorganization, which the law might otherwise prohibit. The Victory Portfolios has applied for an exemptive order for the Victroy Special Growth Fund that would allow the reorganization involving that Fund to occur.

Why We Want to Reorganize the Gradison Funds

         KAM is the investment adviser of The Victory Portfolios. McDonald Investments Inc. (McDonald) is the investment adviser of the Gradison Funds. On October 23, 1998, McDonald's corporate parent merged with KeyCorp, the ultimate parent of KAM. McDonald expects to combine its investment advisory operations with those of KAM. Thus, the merger brought two mutual fund families -- the Gradison Funds and The Victory Portfolios -- under a single management structure.

         KAM and McDonald believe that the reorganization will benefit both the Gradison Funds and The Victory Portfolios. Among other things, KAM and McDonald believe the reorganization will:

         o Eliminate duplicate operational and administrative costs. For example, after the reorganization, all of the Funds will have
                  the  same  investment   adviser,   administrator,   custodian,
                  transfer agent, accountants, counsel, and Board of Trustees.
         o        Improve operating efficiencies.
         o Result in economies of scale. That is, the increased assets of two combined Funds could possibly reduce expenses by spreading fixed costs over a larger asset base.
         o Eliminate duplicative efforts that separate legal entities may require, resulting in more efficient Fund operations.
         o Eliminate the confusion of maintaining similar investment companies.
         o Simplify and improve the marketing of the Funds by eliminating similar funds.
         o Increase the asset base of the Funds to allow for greater asset diversification.

Considerations by the Boards of Trustees

         The Board of Trustees of each Gradison Trust unanimously approved the proposed Plan of Reorganization on November 6, 1998. The Gradison Trustees concluded that the reorganization of each Gradison Fund

         o was in the best interests of the Gradison Fund's shareholders, and
         o would not result in any dilution of the value of your investment.

         In  approving  the  Plan  of  Reorganization,   the  Gradison  Trustees
(including a majority of the Trustees who are not "interested persons") considered, among other things:

         o The investment objectives and policies of the Victory Funds are similar to those of the Gradison Funds.
         o KAM and McDonald are combining to manage the Victory Funds after the reorganization.
         o You will not pay a sales charge to become a shareholder of the Victory Funds.
         o For at least two years after the reorganization, Gradison Fund shareholders would not pay increased fees as shareholders of the Victory Funds.

         o Current Gradison Fund shareholders will be able to exchange their Class G shares for shares of other Victory Funds (including Victory Funds that do not offer Class G shares) without paying any sales charge.
         o KAM, combined with McDonald, offers high quality portfolio management capability.
         o The Victory Funds have a wider distribution network, which may help the Funds increase their assets.
         o        The Victory  Funds have a larger asset base,  which may result
                  in  economies  of  scale,  and  offer  improved   services  to
                  shareholders.
         o The reorganization by itself will not cause you any federal income tax liability .

         Similarly,  the Board of Trustees of The Victory Portfolios unanimously
approved  the  Plan  of   Reorganization  on  December  11,  1998.  The  Victory
Portfolios' Trustees concluded that the reorganization of each Victory Fund

         o was in the best interests of the Victory Funds' shareholders and
         o        would not dilute the value of their investments.

How the Gradison Funds Compare to The Victory Portfolios

         For complete information about each of the Gradison Funds, please refer to your Gradison Fund prospectus. You also can call us at (513) 579-5700 from Cincinnati or 1-800-869-5999 for a free copy of your Gradison Fund's prospectus. The information contained in your Fund's prospectus is incorporated by reference into this Combined Proxy Statement and Prospectus.

         For complete information about the Victory Funds (other than Victory Gradison Government Reserves Fund and Victory Established Value Fund), please refer to the prospectus included with this combined proxy statement and prospectus.

         COMPARISON OF INVESTMENT OBJECTIVES.

         The following tables compare the investment objectives of the Gradison Funds and their corresponding Victory Funds.


--------------------------------------------------------- ---------------------------------------------------
Gradison U.S. Government Reserves Fund                    Gradison Government Reserves Fund
--------------------------------------------------------- ---------------------------------------------------
To maximize current income to the extent consistent       Same
with preservation of capital and the maintenance of
liquidity

--------------------------------------------------------- ---------------------------------------------------
Gradison Established Value Fund                           Victory Established Value Fund
--------------------------------------------------------- ---------------------------------------------------
To provide long-term capital growth by investing          Same
primarily in common stocks

--------------------------------------------------------- ---------------------------------------------------
Gradison Government Income Fund                           Victory Fund for Income
--------------------------------------------------------- ---------------------------------------------------
To provide high current income through  investment in     To provide a high level of current income consistent
U.S. Government obligations and obligations of agencies   with preservation of shareholders' and  capital
instrumentalities of the U.S. Government

--------------------------------------------------------- ---------------------------------------------------



                                       12

--------------------------------------------------------- ---------------------------------------------------
Gradison Ohio Tax-Free Income Fund                        Victory Ohio Municipal Bond Fund
--------------------------------------------------------- ---------------------------------------------------
To provide as high a level of after-tax current  income   To provide a high level of current interest
as is consistent with preservation of                     income which is exempt from both federal income
capital through investment primarily in obligations the   tax and Ohio personal income tax
interest of which is exempt from Federal income tax
and from Ohio state personal income tax
--------------------------------------------------------- ---------------------------------------------------

--------------------------------------------------------- ---------------------------------------------------
Gradison Growth & Income Fund                             Victory Diversified Stock Fund
--------------------------------------------------------- ---------------------------------------------------
To provide  long-term growth of capital, current income,  To provide  long-term growth of capital and growth of income  consistent  with
reasonable investment risk
--------------------------------------------------------- ---------------------------------------------------

--------------------------------------------------------- ---------------------------------------------------
Gradison Opportunity Value Fund                           Victory Small Company Opportunity Fund
--------------------------------------------------------- ---------------------------------------------------
To provide long-term capital growth by investing          To provide capital appreciation
primarily in common stocks
--------------------------------------------------------- ---------------------------------------------------

--------------------------------------------------------- ---------------------------------------------------
Gradison International Fund                               Victory International Growth Fund
--------------------------------------------------------- ---------------------------------------------------
To provide growth of capital                              To provide capital growth consistent with
                                                          reasonable investment risk
--------------------------------------------------------- ---------------------------------------------------


                COMPARISON OF INVESTMENT POLICIES AND STRATEGIES.

         The following tables compare the principal investment policies and strategies of the Gradison Funds and their corresponding Victory Funds.


--------------------------------------------------------- ---------------------------------------------------
Gradison U.S. Government Reserves                         Gradison Government Reserves Fund
--------------------------------------------------------- ---------------------------------------------------

U.S. Government Reserves invests primarily in               Same
securities issued or guaranteed by the U.S. government,
its agencies or  instrumentalities.
The Fund currently invests only in obligations issued
by the  Federal  Home Loan  Banks, the Federal  Farm
Credit Bank System and the Student Loan  Marketing
Association

Gradison U.S. Government Reserves invests in securities which bear fixed, floating or variable rates of interest.

The Fund may also invest in repurchase agreements
secured  by  U.S. Government securities.
--------------------------------------------------------- ---------------------------------------------------



--------------------------------------------------------- ---------------------------------------------------
Gradison Established Value Fund                           Victory Established Value Fund
--------------------------------------------------------- ---------------------------------------------------

The Established  Value Fund invests primarily in common   Same
stocks of companies that are  considered  to be
undervalued,  selected  from those in the S&P's 500
Composite  Stock  Price  Index and from among  other
companies  generally  with capitalizations of $1 billion
or more.

In the Established Value Fund, investments are made in companies that meet certain objective requirements with respect to:
o  Earnings
o  Price-earnings ratios
o  Price-book  ratios
o  Rate of return on  shareholders' equity and other factors.

Under normal market  conditions,  at least 70% of the
Established  Value Fund's assets will be invested in
common stocks.  It may invest  remaining assets in:
o U.S. Government obligations
o Certificates of deposit
o Commercial paper
o Other money market obligations
o Repurchase agreements
--------------------------------------------------------- ---------------------------------------------------
Gradison Government Income Fund                           Victory Fund for Income
--------------------------------------------------------- ---------------------------------------------------
The Government Income Fund pursues its investment         Same
objective by investing in securities issued or
guaranteed by the U.S. Government, its agencies
or  instrumentalities.  The  Government Income Fund
may also hold a portion of its assets in cash and
repurchase agreements  collateralized by securities
eligible for purchase by the Fund.

Under normal market conditions, the Government Income
Fund primarily invests in:

o  Obligations issued or guaranteed by the U.S.
government or by its agencies or instrumentalities with maturities generally in the range of 2 to 30 years

o Mortgage-backed obligations and collateralized mortgage obligations (CMOs) issued by the Government
National Mortgage Association

The Government Income Fund also may engage to a limited extent in the following investment practices:



                                       14

o Writing covered call options
o Engaging in closing options transactions
o Obligating  itself to purchase or sell securities
with delivery and payment to occur at a later date
--------------------------------------------------------- ---------------------------------------------------
Gradison Ohio Tax-Free Income Fund                        Victory Ohio Municipal Bond Fund
--------------------------------------------------------- ---------------------------------------------------
The Ohio Tax-Free Income Fund normally pursues its        The Ohio Municipal Bond Fund pursues its
investment objective by investing at least 80%  of its    investment objective by investing at least 80% of
total assets in securities, the interest from which is    its total assets in investment grade
exempt from federal income tax and Ohio state personal    obligations.  The interest on these obligations
income tax and is not a tax preference item for           is exempt from federal income taxes, including
purposes of the federal alternative minimum tax.          the federal alternative minimum tax.  The Ohio
                                                          Municipal   Bond  Fund expects  to  invest at
                                                          least 65% of its total assets  in bonds  that
                                                          pay interest  that are also  exempt from Ohio
                                                          state income tax.

Under normal market conditions, the Ohio Tax-Free         Under normal market conditions, the Ohio
Income Fund invests in:                                   Municipal Bond Fund primarily invests in:
o Municipal bonds                                         o Municipal securities with fixed,
o Short term tax-exempt securities, usually for             variable, or floating interest rates
  temporary purposes                                      o Zero coupon, tax, revenue, and bond
o Participations in lease obligations or installment        anticipation notes
  purchase contract obligations of municipal authorities  o Tax-exempt commercial paper or entities
o Zero coupon municipal bonds
o Ohio tax-free money market funds

Important characteristics of the Ohio Tax-Free Income     Important characteristics of the Ohio Municipal
Fund include the ability to:                              Bond Fund's investments:
o Purchase and sell securities on a "when issued" and     o QUALITY:  Municipal securities rated A
  "delayed delivery" basis;                                 or above at the time of purchase by S&P,
o Hold cash that is not earning interest and invest in      Fitch, Moody's, or another nationally recognized
  short-term obligations issued or guaranteed by the U.S.   statistical ratings organization, or if
  Government, and its agencies or instrumentalities; and    unrated, of comparable quality.
o Engage in short-term trading                            o MATURITY:  The dollar-weighted effective
o QUALITY:  Municipal securities rated investment           average maturity of the Ohio Municipal Bond
  grade, that is, rated within the top four quality         Fund generally will range from 5 to 15 years.
  categories by S&P, Fitch or Moody's, or if                Under certain market conditions, the Portfolio
  unrated, determined to be equal in quality by             Manager may go outside these boundaries.
  McDonald.
o MATURITY:  The dollar-weighted effective average
  maturity of the Ohio Tax-free Income Fund
  generally will range from 20 to 30 years.

Short-term trading may increase the Fund's turnover rate, generally resulting in higher transactions costs and possibly capital gains, subject to tax.

As of September  30, 1998,  the weighted  average          As of September  30, 1998, the weighted average
maturity of the Fund's  portfolio was 19 years.            maturity of the Fund's portfolio was ___ years.
--------------------------------------------------------- ---------------------------------------------------


                                       19


--------------------------------------------------------- ---------------------------------------------------
Gradison Growth & Income Fund                             Victory Diversified Stock Fund
--------------------------------------------------------- ---------------------------------------------------
The Growth & Income  Fund  pursues its investment         The  Diversified  Stock Fund pursues its  investment
objective by investing  primarily in common  stocks of    objective  by investing  primarily in equity
companies  considered by McDonald to be undervalued and   securities and securities convertible into common
which offer earnings  growth  potential while             stocks  issued by large, established companies.
paying urrent dividends.

                                                          KAM seeks to invest in both growth and value
McDonald seeks to identify dividend paying securities     securities.  In making investment decisions, KAM
issued by companies, which have, on average, records of   may consider cash flow, book value, dividend
historic growth in earnings that are higher than the      yield, growth potential, quality of management,
growth in earnings of the S&P 500.  In addition,          adequacy of revenues, earnings, capitalization,
McDonald seeks companies which have had higher returns    relation to historical earnings, the value of the
on shareholder equity than the S&P 500.  McDonald         issuer's underlying assets, and expected future
will generally pursue investments in securities of        relative earnings growth.  KAM will pursue
companies with capitalizations in excess of $500          investments that provide above average dividend
million, the securities of which are traded on            yield or potential for appreciation.
recognized securities exchanges or in the
over-the-counter market.                                  Under normal market conditions, the Diversified
                                                          Stock Fund:
Under normal market conditions, the Growth & Income       o  Will invest at least 80% of its total
Fund:                                                        assets in equity securities of large,
                                                             established companies and securities
o Will invest principally in common stocks                   and convertible or exchangeable into
  will avoid market-timing or speculating on                 common including
  broad market stock, conditions                                  o Growth stocks, which are stocks of
                                                                    companies that KAM believes will
May also invest in:                                                    regularly experience earnings growth,
o        Securities convertible into common stocks                  and
o        Warrants                                                 o Value stocks, which are stocks that KAM
o        Cash equivalents                                           believes are intrinsically worth more
o        U.S. Government securities                                 than their market value.
o        Non-convertible preferred stocks                 o May invest up to 20% of its total assets
o        Straight debt securities (rated in the top         in:
         three quality categories by S&P or Moody's, or           o Preferred stocks
         determined to be equal in quality by McDonald.)          o Investment grade corporate debt
                                                                    securities
Generally, the Growth & Income Fund will not engage in            o Short-term debt obligations
trading for short-term profits.                                   o U.S. Government obligations
Nevertheless, changes to the portfolio will be made
promptly under unforeseen circumstances.                  The Diversified Stock Fund may, but is not
                                                          required to, use derivative instruments.
--------------------------------------------------------- ---------------------------------------------------


                                       16


--------------------------------------------------------- ---------------------------------------------------
Gradison Opportunity Value Fund                           Victory Small Company Opportunity Fund
--------------------------------------------------------- ---------------------------------------------------
The Opportunity  Value Fund invests  primarily in common  The  Small Company Opportunity  Fund invests primarily in
stocks of companies that are considered to be             common stocks of smaller  companies  that are
undervalued, selected from those in the S&P's 500         exhibiting  high earnings  growth in relation to
Composite Stock Price Index and from among other          their price-earnings ratio. These companies
companies generally  with capitalizations of  less than   generally  will  have  market capitalizations of $1
$1 billion.                                               billion or less.

In the Opportunity Value Fund, investments are made in    Under normal market conditions, the Small Company Opportunity
companies that meet certain objective requirements with   Fund:
respect to:                                               o Will invest at least 65% of its total
o Earnings                                                  assets in equity securities of companies
o Price-earnings ratios                                     with market capitalization of $1 billion or
o Price-book ratios                                         less.  These equity investments include:
o Rate of return on shareholders' equity and other          o Common stock
similar factors.                                            o Convertible preferred stock
                                                            o Debt convertible or exchangeable into
Under normal market conditions, at least 70% of the           equity securities
Opportunity Value Fund's assets will be invested in         o Securities convertible into common stock
common stocks.  It may invest its remaining assets in:    o May invest up to 35% of its total assets
o U.S. Government obligations                                 in:
o Certificates of deposit                                   o Equity securities of companies with
o Commercial paper                                            market capitalizations of approximately
o Other money market obligations                              $1 billion or more
o Repurchase agreements                                     o Investment-grade debt securities
                                                            o Preferred stocks
                                                            o Short-term debt obligations
                                                            o Repurchase agreements

--------------------------------------------------------- ---------------------------------------------------


                                       17


--------------------------------------------------------- ---------------------------------------------------
Gradison International Fund                               Victory International Growth Fund
--------------------------------------------------------- ---------------------------------------------------
The International  Fund will primarily invest most of     The International  Growth Fund  pursues its
its assets in  securities  of companies  traded on        investment objective by investing  primarily  in
exchanges  outside of the U.S. including                  equity securities of foreign corporations,  most
"emerging  market" countries and more developed           of which are  denominated in foreign  currencies.
countries.  It generally will invest a maximum of 30%     The International Growth Fund will
of its assets securities  of issuers in  emerging         invest most of the its assets in
markets                                                   securities of companies traded on any exchange
                                                          outside of the U.S. including
Under normal market conditions, the International         developing countries and developed countries.  In
Growth Fund will invest at least 65% of its total         making investment decisions, KAM (or the
assets in common stock of non-U.S. companies.  It may     subadviser) may analyze the economies of foreign
maintain a portion of its assets, which usually will      countries and the growth potential for individual
not exceed 10% in:                                        sectors and securities.
     o U.S. Government securities;
     o High-quality debt securities (with maturities       o Under normal market conditions, the
       not exceeding 5 years);                               International Growth Fund will invest at
     o Money market obligations; and                         least 65% of its total assets in:
     o Cash                                                    o Securities (including "sponsored" and
                                                                 "unsponsored American Depositary
The  International  Fund has a policy to be as fully             Receipts) of companies that derive more
invested  in common  stock as possible at all times              than 50% of their gross revenues from,
and not to attempt to "time" the market.  As a result,           or have more than 50% of their  assets,
there is the risk of general  declines in stock                  outside the United States.
prices.  However,  when defensive measures are                 o Securities for which the principal
called  for,  McDonald  may  invest an                           trading markets are located in at least
unlimited  portion of its assets in U.S.                         three different countries (excluding
Government debt securities.                                      the United States).
                                                          o May invest up to 20% of its total assets
The International Fund may invest in illiquid               in securities of companies located in
securities but may not invest in securities that are        developing countries.
illiquid because they are subject to certain legal or     o May invest up to 35% of its total assets
contractual restrictions.                                   in cash equivalents and fixed income
                                                            securities, including U.S. Government

                                                            obligations.

                                                          The International Growth   Fund's   high
                                                          portfolio turnover rate  may   result  in
                                                          higher expenses and taxable gain distributions.
                                                          The Fund  may,  but is not required to, use
                                                          derivative contracts.

--------------------------------------------------------- ---------------------------------------------------


         Comparison of Principal Investment Risks. The following tables compare the principal investment risks of investing in the Gradison Funds and the corresponding Victory Funds.


--------------------------------------------------------- ---------------------------------------------------
Gradison U.S. Government Reserves                         Gradison Government Reserves Fund
--------------------------------------------------------- ---------------------------------------------------

You may lose money if any of the following occurs:          Same

o An  agency  or   instrumentality   defaults  on  its
  obligations and the U.S. Government does not provide
  financial    support    to    such    agencies    or
  instrumentalities in the future, to the extent it is
  not obligated to do so by law.

o The market value of floating and variable rate securities does not continue to be valued at least approximately at par.

o Rising interest rates cause the value of investments to decline.

--------------------------------------------------------- ---------------------------------------------------
Gradison Established Value Fund                           Victory Established Value Fund
--------------------------------------------------------- ---------------------------------------------------
You may lose money if any of the following occurs:        Same

o    The market value of securities acquired by the
     Established Value Fund declines
o    A particular strategy does not produce the intended
     result or the portfolio manager does not execute the
     strategy effectively
o    A company's earnings do not increase as expected
--------------------------------------------------------- ---------------------------------------------------
Gradison Government Income Fund                           Victory Fund for Income
--------------------------------------------------------- ---------------------------------------------------
You may lose money if any of the following occurs:        Same

o    The market value of securities acquired by the
     Government Income Fund declines
o    Interest  rates  rise,  an  issuer's  credit  quality
     is  downgraded,  the Government  Income Fund must
     reinvest  interest or sale  proceeds at lower
     rates, or the rate of inflation increases
o    Mortgagors  prepay the underlying  mortgages,
     making them a less effective means of "locking in"
     attractive long-term interest rates
o    Prepayment occurs at a slower than expected rate,
     lengthening the life of a security.
--------------------------------------------------------- ---------------------------------------------------


                                       19


--------------------------------------------------------- ---------------------------------------------------
Gradison Ohio Tax-Free Income Fund                        Victory Ohio Municipal Bond Fund
--------------------------------------------------------- ---------------------------------------------------
You may lose money if any of the following occurs:        Same

o    Interest rates rise, an issuer's credit quality
     is downgraded, the Ohio Tax-Free Income Fund
     must reinvest interest or sale porceeds at lower
     rates or the rate of inflation increases.
o    Economic or political events take place in Ohio
     which make the market value of Ohio obligations go
     down
o    A decrease in the rating of portfolio securities
o    The inability of issuers to make payment of
     principal and interest
o    Regarding Municipal  Leases with
     "nonappropriation"  clauses,  the  municipality
     fails to appropriate money to pay the lease
--------------------------------------------------------- ---------------------------------------------------

--------------------------------------------------------- ---------------------------------------------------
Gradison Growth & Income Fund                             Victory Diversified Stock Fund
--------------------------------------------------------- ---------------------------------------------------
You may lose  money if any of the following occurs:       Same

o The market value of securities acquired by the Growth & Income Fund declines
o A particular strategy does not produce the intended result or the portfolio manager does not execute the strategy effectively
o    A company's earnings do not increase as
     expected
o    "Value" stocks fall out of favor with investors

--------------------------------------------------------- ---------------------------------------------------
Gradison Opportunity Value Fund                           Victory Small Company Opportunity Fund
--------------------------------------------------------- ---------------------------------------------------
You may lose money if any of the following occurs:        Same

o The market value of securities acquired by the Opportunity Value Fund declines
o A particular strategy does not produce the intended result or the portfolio manager does not execute the strategy effectively
o    The price of small company stocks decline

--------------------------------------------------------- ---------------------------------------------------
Gradison International Fund                               Victory International Growth Fund
--------------------------------------------------------- ---------------------------------------------------
You may lose money if any of the following occurs:        Same
o    Foreign stock markets go down
o    Changes in foreign exchange rates affecting
     the value of securities denominated or quoted in
     currencies other than the U.S. dollar
o    Hedges created by using futures contracts do
     not respond to economic or market conditions as
     expected
--------------------------------------------------------- ---------------------------------------------------


Comparison of Potential Risks and Rewards.

         Each of the Gradison Funds and the corresponding Victory Funds has its own risks and potential rewards. The tables below compare the potential risks and rewards of investing in the Gradison Funds and the currently existing Victory Funds.

         The bar chart and table shown below give an indication of the risks of investing in each Fund by showing changes in the Fund's performance from year to year since the inception of the Fund. The table below shows how each Fund's average annual returns for one year, five years and since inception compare to the returns of a broad-based securities market index. The figures shown assume reinvestment of dividends and distributions. The performance information below is for the Class A shares of each Victory Fund. Returns for the Class G shares would be similar because the shares will be invested in the same portfolio of securities. The annual returns would differ only to the extent that each class has a different expense ratio. Keep in mind that past performance does not indicate future results.

[Insert Bar Chart]


                     Fund                            Highest Quarterly Return            Lowest Quarterly Return
Gradison Government Income Fund                      5.57% in 2d Quarter 1989          (3.05)% in 1st Quarter 1994
Victory Fund for Income*                             5.57% in 2d Quarter 1989          (3.05)% in 1st Quarter 1994

Gradison Ohio Tax-Free Income Fund                   7.12% in 1st Quarter  1995         (6.08)% in 1st Quarter 1994
Victory Ohio Municipal Bond Fund -                   ___% in ___ Quarter 19__           ___% in ___ Quarter 19__
     Class A shares

Gradison  Growth & Income Fund                      14.02% in 2nd Quarter  1997         (7.57)% in 3d Quarter 19__
Victory  Diversified  Stock  Fund -                 ___% in ___  Quarter  19__          ___% in ___ Quarter 19__
     Class A shares

Gradison Opportunity Value Fund                     ____% in 1st Quarter 19__        _______% in 4th Quarter 19__
Victory Small Company Opportunity Fund*             ____% in 1st Quarter 19__        _______% in 4th Quarter 19__

Gradison International Fund                         14.69% in 1st Quarter 1998         (7.63)% in 3d Quarter 1998
Victory International Growth Fund -                  ___% in ___ Quarter 19__           ___% in ___ Quarter 19__
     Class A shares


*After the reorganization, Victory Fund for Income will adopt the financial history of Gradison Government Income Fund, and Victory Small Company Opportunity Fund will adopt the financial history of Gradison Opportunity Value Fund.

         The Average Annual Total Returns for the periods ended December 31, 1998 are as follows:


----------------------------------------------- ----------------------- ---------------------- -----------------------
         Average Annual Total Returns
            (for the periods ended                  Past One Year           Past 5 Years           Past 10 Years
              December 31, 1998)
----------------------------------------------- ----------------------- ---------------------- -----------------------
Gradison Government Income Fund                           %                       %                      %
----------------------------------------------- ----------------------- ---------------------- -----------------------
Victory Fund for Income*                                  %                       %                      %
----------------------------------------------- ----------------------- ---------------------- -----------------------
Lehman Brothers Aggregate Bond Index**                    %                       %                      %
----------------------------------------------- ----------------------- ---------------------- -----------------------


*After the reorganization, Victory Fund For Income will adopt the financial history of Gradison Government Income Fund. The performance here reflects the performance of Gradison Government Income Fund.
**The Lehman Brothers Aggregate Bond Index is a broad-based unmanaged index that represents the general performance of investment grade bonds.


------------------------------------------------- ------------------- ----------------------- ------------------------
          Average Annual Total Returns
             (for the periods ended                 Past One Year          Past 5 Years          Since Inception**
               December 31, 1998)
------------------------------------------------- ------------------- ----------------------- ------------------------
Gradison Ohio Tax-Free Income Fund                        %                     %                        %
------------------------------------------------- ------------------- ----------------------- ------------------------
Victory Ohio Municipal Bond Fund - Class A                %                     %                        %
------------------------------------------------- ------------------- ----------------------- ------------------------
Lehman 10 Year Muni Index*                                %                     %                        %
------------------------------------------------- ------------------- ----------------------- ------------------------


* The Lehman Brothers 10-Year Municipal Bond Index is a broad-based unmanaged index that represents the general performance of investment-grade municipal bonds with maturities of 8 to 12 years.
**Reflects performance since the Gradison Ohio Tax-Free Income Fund's inception on August 18, 1992 and the Victory Ohio Municipal Bond Fund - Class A's inception on May 18, 1990.


------------------------------------------------ ------------------- ------------------------ ------------------------
         Average Annual Total Returns
            (for the periods ended                 Past One Year          Past 5 Years           Since Inception**
              December 31, 1998)
------------------------------------------------- ------------------- ----------------------- ------------------------
Gradison Growth & Income Fund                            %                      %                        %
------------------------------------------------ ------------------- ------------------------ ------------------------
Victory Diversified Stock Fund - Class A                 %                      %                        %
------------------------------------------------ ------------------- ------------------------ ------------------------
S&P 500 Stock Index*                                     %                      %                        %
------------------------------------------------ ------------------- ------------------------ ------------------------


*The Standard & Poor's 500 Stock Composite Price Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-sized companies.
**Reflects performance since the Gradison Growth & Income Fund's inception on February 28, 1995 and the Victory Diversified Stock Fund - Class A's inception on October 20, 1989.


------------------------------------------------ ------------------- ------------------------ ------------------------
         Average Annual Total Returns
            (for the periods ended                 Past One Year          Past 5 Years             Past 10 Years
              December 31, 1998)
------------------------------------------------- ------------------- ----------------------- ------------------------
Gradison Opportunity Value Fund                          %                      %                        %
------------------------------------------------ ------------------- ------------------------ ------------------------
Victory Small Company Opportunity Fund*                  %                      %                        %
------------------------------------------------ ------------------- ------------------------ ------------------------
Russell 2000 Index**                                     %                      %                        %
------------------------------------------------ ------------------- ------------------------ ------------------------


*After the reorganization, Victory Small Company Opportunity Fund will adopt the financial history of Gradison Opportunity Value Fund. The performance here reflects the performance of Gradison Opportunity Value Fund. ** The Russell 2000(R) Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of small- to mid-sized companies.


------------------------------------------------ ------------------- ------------------------ ------------------------
         Average Annual Total Returns
            (for the periods ended                 Past One Year          Past 5 Years           Since Inception**
              December 31, 1998)
------------------------------------------------- ------------------- ----------------------- ------------------------
Gradison International Fund                              %                      %                        %
------------------------------------------------ ------------------- ------------------------ ------------------------
Victory International Growth Fund - Class A              %                      %                        %
------------------------------------------------ ------------------- ------------------------ ------------------------
All Country World Index*                                 %                      %                        %
------------------------------------------------ ------------------- ------------------------ ------------------------


* The All Country World Index is a widely recognized, unmanaged index of common stock prices with country weightings of international companies.
**Reflects performance since the Gradison International Fund's inception on May 31, 1995 and the Victory International Growth Fund - Class A's inception on May 18, 1990.

COMPARISON OF OPERATIONS.

Investment Advisory Agreements

         McDonald, through its Gradison Division, serves as investment adviser to the Gradison Funds. McDonald is a wholly owned subsidiary of KeyCorp, 127 Public Square, Cleveland, Ohio 44114. Subject to the authority of the Board of Trustees, Gradison manages the investment and reinvestment of the assets of the Gradison Funds, and provides its employees to act as the officers of the Funds, who are responsible for the overall management of the Gradison Funds. Blairlogie serves as the investment sub-adviser to Gradison International Fund. Blairlogie is a Scottish investment management firm, organized as a limited partnership. Blairlogie's address is 4th Floor, 125 Princes Street, Edinburgh EH2 4AD, Scotland.

         KAM serves as investment adviser to the Victory Funds. KAM is a New York corporation registered as an investment adviser with the SEC. KAM, a subsidiary of Key Bank National Association, a wholly owned subsidiary of KeyCorp, oversees the operations of the Victory Funds according to investment policies and procedures adopted by the Board of Trustees. Affiliates of the Adviser manage approximately $62 billion for a limited number of individual and institutional clients. KAM's address is 127 Public Square, Cleveland, Ohio 44114.

         KAM, the investment adviser, serves as a Manager of Managers of the International Growth Fund. In this capacity, KAM may select one or more sub-advisers to manage the International Growth Fund's assets. Under its Advisory Agreement with Victory, KAM oversees the investment advisory services that a sub-adviser provides to the International Growth Fund.

         KAM currently has a Portfolio Management Agreement with Indocam International Investment Services, S.A. (IIIS), a French corporation located in Paris, France. IIIS has served as sub-adviser for all of the International Growth Fund's assets (other than short-term debt instruments) since June 1998.

Distribution and Service Plans

The Gradison Funds have adopted a distribution and servicing plan. The Gradison Funds pay fees as follows:

                    o An  annual  service fee of up to  0.25% of average  daily net assets of the Gradison Government Income Fund and the Gradison Ohio Tax-Free Income Fund.
                    o An annual  service  fee of up to 0.25% of average  daily net assets and an annual distribution fee of up to 0.25% of average daily net assets of the Gradison Established Value Fund, the Gradison Growth & Income Fund, the
                      Gradison   Opportunity  Value  Fund,  and  the  Gradison
                      International Fund.

                    o An annual  service  fee of up to 0.10% of average  daily net  assets of the  Gradison  U.S.  Government  Reserves.

         These fees are paid monthly. The service fee is paid to securities broker-dealers for providing personal services to shareholders of the Fund, including responding to shareholder inquiries and providing information to shareholders about their Fund accounts. The distribution fee may be used to pay for advertising and printing prospectuses, annual reports, and other promotional material for prospective investors, and for other distribution activities. Over time these fees will increase the cost of your investment.

         The G class of each Victory Fund has adopted a similar plan that provides for the same fees. In addition, the Victory Funds have adopted a Shareholder Servicing Plan, which provides that each Victory Fund may pay up to 0.25% for shareholder servicing activities. The Victory Funds currently do not anticipate paying any fees under this plan.

Administrator and Distributor

         McDonald,   through  its  Gradison  Division,  acts  as  administrator, transfer agent, and accounting service provider for all of the Gradison Funds, except the Gradison Government Income Fund.

         McDonald receives the following fees for acting as Administrator, Transfer Agent and Accounting Service Provider:

Gradison U.S. Government Reserves
---------------------------------

Transfer Agent and Accounting Services - $23.50 per shareholder non-zero balance
account  and  $5.00  per  closed  or  zero  balance   account  per  year,   plus
out-of-pocket costs.

Accounting Services -   .0150%  of the  first  $400  million  of average  daily
                        assets
                        .0125% of the next $300 million of average daily assets
                        .0100% of the next $300 million of average daily assets
                        .0075% of average daily net assets in excess of $1 billion

Gradison Ohio Tax-Free Income Fund
----------------------------------

Transfer Agent and Accounting Services - $23.00 per shareholder non-zero balance
account  and  $5.00  per  closed  or  zero  balance   account  per  year,   plus
out-of-pocket costs.

Accounting Services - .035% of the first $100 million of average daily  assets
                      .025% of the next $100 million of average daily assets
                      .015% of average daily net assets in excess of $200 million Minimum yearly fee is $48,000

Gradison Established Value Fund
-------------------------------
Gradison Opportunity Value Fund
-------------------------------
Gradison Growth & Income Fund
-----------------------------

Transfer Agent and Accounting Services - $18.50 per shareholder non-zero balance
account  and  $5.00  per  closed  or  zero  balance   account  per  year,   plus
out-of-pocket costs.

Accounting Services -      .03% of the first $100  million of average
                           daily assets
                           .02% of the next $100 million of average daily assets
                           .01% of  average  daily net  assets in
                           excess  of  $200  million
                           Minimum  fee  per  fund is
                           $40,000 per year.

Gradison International Fund
---------------------------

Transfer Agent and Accounting Services - $18.50 per shareholder non-zero balance
account  and  $5.00  per  closed  or  zero  balance   account  per  year,   plus
out-of-pocket costs.

Accounting Services - .045% of the first $100 million of average daily  assets
                      .030% of the next $100 million of average daily assets
                      .015% of average daily net assets in excess of $200 million Minimum yearly fee is $60,000.

         With respect to the Gradison Government Income Fund, Gradison provides administrative and accounting services to the Fund at cost and provides data processing services at a cost of $8.25 per account per year

         McDonald provides its employees to act as the officers of the Trust who are responsible for the overall management of the Funds except for one officer who is an employee of BISYS Fund Services Limited Partnership ("BISYS"). BISYS is the distributor for the Gradison Funds.

         BISYS serves as the administrator, distributor, and fund accountant for the Victory Funds pursuant to administration, distribution and accounting agreements with Victory. For expenses incurred and services provided as administrator of the Victory Funds, BISYS receives a fee at the following annual rate based on each Victory Fund's average daily net assets: 0.15% for portfolio assets up to $300 million; 0.12% for the next $300 million of portfolio assets; and 0.10% for portfolio assets in excess of $600 million.

         BISYS also serves as the distributor of the Victory Funds. BISYS does not charge the Victory Funds a fee for its services as distributor, but receives sales charges paid by shareholders. Under its distribution agreement with Victory, BISYS may provide sales support, including cash or other compensation to dealers for selling shares of the Victory Funds. BISYS does this at its own expense and not at the expense of any Fund or its shareholders.

Sub-Administrator

         There is no sub-administrator of the Gradison Funds.

         KAM serves as sub-administrator of the Victory Funds. For its services as sub-administrator of the Victory Funds, BISYS pays KAM an annual fee of up to 0.05% of the average daily net assets of the Victory Funds.

Dividends and Other Distributions

         The Gradison Established Value Fund and the Gradison Growth & Income Fund pay dividends quarterly; the Gradison Opportunity Value Fund pays dividends semi-annually; and the Gradison International Fund pays dividends yearly. The Gradison Government Income Fund and the Gradison Ohio Tax-Free Income Fund declare dividends from accrued income daily and pay the dividends monthly. Gradison U.S. Government Reserves declares dividends daily and pays dividends monthly. Generally, each Gradison Fund pays realized capital gains, if any, at least once a year.

         Ordinarily, the Victory Fund for Income and Ohio Municipal Bond Fund declare dividends from accrued income daily and pay the dividends monthly. The Established Value Fund, Diversified Stock Fund, Small Company Opportunity Fund and International Growth Fund declare and pay dividends quarterly. Gradison Government Reserves Fund declares dividends daily and pays dividends monthly. Generally, each Fund pays realized capital gains, if any, at least once a year. Each class of shares declares and pays dividends separately.

         Gradison distributions can be received in one of the following ways:

o Reinvestment Option. You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

o Cash Option. The Fund will send you a check no later than seven days after the pay date.

o Income Earned Option. You can automatically reinvest your dividends in your Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

         A Victory Fund's distributions can be received in one of the following ways in addition to the three methods described above:

o Directed Dividends Option. In most cases, you can automatically reinvest distributions in shares of another Fund of The Victory Portfolios. If you reinvest your distributions in a different class of another Fund, you may pay a sales charge on the reinvested distributions.

o Directed Bank Account Option. In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Fund will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to your account.

Purchase Procedures

         You may purchase shares of any Gradison Fund without an initial sales charge. The minimum investment required to open an account in a Fund is $1,000 and additional investments must be at least $50. These minimums may be waived for certain group purchases. Purchase orders become effective when the Fund receives the necessary information about the purchaser's account and provision for payment has been made.

         You may purchase Class G shares of any Victory Fund without an initial sales charge. The Victory Funds offer different classes of shares, which have varying purchase procedures, sales charges, and ongoing fees.

Exchange rights

         Shares of the Gradison Funds may be exchanged, without administrative fees, for shares of any other Gradison fund and for shares of certain federal/Ohio tax-free money market funds. You may request exchanges by telephoning or writing the Funds. An exchange may not be made from a Fund to the fund in which you are investing unless the shares of such fund are registered for sale in the state in which you reside. The terms of the exchange feature are subject to change and the exchange feature is subject to termination both upon 60 days written notice, except that no notice shall be required under certain circumstances, according to SEC rules.

         You may exchange shares of a Victory Fund, without a sales charge, for shares of any other series of The Victory Portfolios that are of the same class as the shares being exchanged. However, when you exchange shares of a Victory Fund, you should keep the following in mind:

o Shares of the Fund selected for exchange must be available for sale in your state of residence.
o The Fund whose shares you would like to exchange and the fund whose shares you want to buy must both offer the exchange privilege.

o If you own Class G shares, you can exchange into Class G Shares, Select Shares, or any single class money market fund shares of a Victory Fund without paying a sales charge. If a Victory Fund offers both Class G and Class A Shares, you can exchange into only Class G Shares. However, you can exchange your Class G shares into Class A Shares of any Victory Fund that does not offer Class G Shares without paying a sales charge.
o You must meet the minimum purchase requirements for the fund you purchase by exchange.
o The registration and tax identification numbers of the two accounts must be identical.
o You must hold the shares you buy when you establish your account for at least seven days before you can exchange them; after the account is open seven days, you can exchange shares on any business day.

Redemption Procedures

         You may redeem your shares of each Gradison Fund by sending a signed redemption request to the Fund identifying the account name and number and the number of shares or dollar amount to be redeemed. You may redeem shares by telephone and have the proceeds of your redemption mailed to the address on the Fund's records. The Funds generally make payment for redeemed shares within one business day and, except in extraordinary circumstances, within seven days after receipt of a properly executed redemption request. The Funds may delay payment for the redemption of shares where the shares were purchased with a personal check (or any other method of payment subject to collection) but only until the purchase payment has cleared, which may be up to 15 days from the day the purchase payment is received by a Fund.

         Shares of the Victory Funds may be redeemed by mail, telephone, or wire. If your request is received and accepted by 4:00 p.m. Eastern Time, your redemption will be processed the same day. When using either Regular U.S. Mail or Overnight Mail to redeem shares, you need to send Victory a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. When using telephone redemption procedures, you need to call 800-539-FUND and make sure to check the box marked "Telephone Authorization" when you fill out your original application. When selling your shares by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 4:00 p.m. Eastern time, your funds will be wired on the next business day.

Trustees

         Each Gradison Board of Trustees is responsible for the direction and supervision of the Gradison Funds' operations. Victory's Board of Trustees is responsible for the management of the Victory Funds.

Comparison of Shareholder Rights.

         The chart below describes some of the differences between your rights as a shareholder of the Victory Portfolios and your rights as a shareholder of the Gradison Funds.


=============================== ========================= ============================= ============================
CATEGORY                        THE VICTORY PORTFOLIOS    GRADISON GROWTH TRUST         GRADISON-MCDONALD CASH
                                                                                        RESERVES TRUST
------------------------------- ------------------------- ----------------------------- ----------------------------
1.    Par Value                 Each share has a par      Without par value             Each share has a par value
                                value of $0.001                                         of $.01
------------------------------- ------------------------- ----------------------------- ----------------------------
2.    Preemptive rights         None                      None                          None
------------------------------- ------------------------- ----------------------------- ----------------------------
3.    Preference                None                      None                          None
------------------------------- ------------------------- ----------------------------- ----------------------------
4.    Appraisal Rights          None                      None                          None
------------------------------- ------------------------- ----------------------------- ----------------------------
5.    Conversion Rights         None                      None except contemplated a    None except contemplated a
                                                          right to convert shares       right to convert shares
                                                          into another Series           into another Series
------------------------------- ------------------------- ----------------------------- ----------------------------
6.    Exchange Rights (not      None                      None                          None
      including the right to
      exchange among Funds)
------------------------------- ------------------------- ----------------------------- ----------------------------
7.    Shareholder Rights        No right to call for      No right to call for any      No right to call for any
                                any partition or          partition or division of      partition or division of
                                division of property,     property, profits, rights     property, profits, rights
                                profits, rights or        or interests of the Trust     or interests of the Trust
                                interests of the Trust
------------------------------- ------------------------- ----------------------------- ----------------------------
8.    Personal Liability of     None                      None                          None, although
      Shareholders                                                                      shareholders have
                                                                                        theoretical potential
                                                                                        liability
------------------------------- ------------------------- ----------------------------- ----------------------------
9.    Annual meetings           No annual meetings        Not held except as required   No annual meetings required
                                required                  by the 1940 Act
------------------------------- ------------------------- ----------------------------- ----------------------------
10.   Right to call  special    Shall be called upon      Shall be called upon          Shall be  called  upon
            meeting             request of shareholders   request  of shareholders      request of shareholders
      of shareholders           owning  at least  10% of  holding at least 25% of the   holding  at least 10% of
                                the outstanding shares    outstanding shares            the outstanding shares
------------------------------- ------------------------- ----------------------------- ----------------------------
11.   Notice of meetings        Sent by first class       Mailed to each shareholder    Mailed to each shareholder
                                mail or such other        entitled to vote at least 7   entitled to vote at least
                                means determined by the   and not more than 60 days     7 and not more than 60
                                trustees at least 10      before meeting                days before meeting
                                days prior to any such
                                meeting
------------------------------- ------------------------- ----------------------------- ----------------------------
12.   Record date for meetings  1. Trustees may close     1.    Trustees may close      1.    Trustees may close
                                transfer books                  transfer books not            transfer books not
                                not exceeding 60 days           exceeding 30 days or          exceeding 30 days or
                                prior to shareholder      2.    Trustees may fix a      2.    Trustees may fix a
                                meeting or                      date not more than 60         date not more than
                                2. Trustees may fix a           days prior to                 60 days prior to
                                date not exceeding 60           shareholder meeting           shareholder meeting
                                days prior to
                                shareholder meeting
------------------------------- ------------------------- ----------------------------- ----------------------------
13.   Election of Trustees      A plurality               A majority of shares          A majority of shares
                                                          entitled to vote present in   entitled to vote present
                                                          person or by proxy            in person or by proxy
------------------------------- ------------------------- ----------------------------- ----------------------------
14.   Adjournment of Meetings   Majority of votes cast    Majority of shares            Majority of shares
                                upon question of          represented at meeting        represented at meeting
                                adjournment
------------------------------- ------------------------- ----------------------------- ----------------------------
15.   Removal of Trustees by    May be removed at         May be removed by holders     Removal by shareholders
          Shareholders          shareholder meeting by    of record of at least 2/3     not provided for
                                a vote of shareholders    of the outstanding shares
                                owning at least 2/3 of    of the Trust either
                                the outstanding shares    1.    by a declaration in
                                of the Trust                    writing or
                                                          2.    by votes cast at a
                                                                meeting called by
                                                                trustees when
                                                                requested in writing
                                                                by record holders of
                                                                not less than 10% of
                                                                outstanding shares

=============================== ========================= ============================= ============================



                                       30

===============================  =========================== =============================
CATEGORY                         GRADISON CUSTODIAN TRUST    GRADISON-MCDONALD MUNICIPAL
                                                             CUSTODIAN TRUST
-------------------------------  --------------------------- -----------------------------
1.    Par Value                  Without par value           Without par value

-------------------------------  --------------------------- -----------------------------
2.    Preemptive rights          None                        None
-------------------------------  --------------------------- -----------------------------
3.    Preference                 None                        None
-------------------------------  --------------------------- -----------------------------
4.    Appraisal Rights           None                        None
-------------------------------  --------------------------- -----------------------------
5.    Conversion Rights          None except contemplated    None except contemplated a
                                 a right to convert shares   right to convert shares
                                 into another Series         into another Series
-------------------------------  --------------------------- -----------------------------
6.    Exchange Rights (not       None                        None
      including the right to
      exchange among Funds)
-------------------------------  --------------------------- -----------------------------
7.    Shareholder Rights         No right to call for any    No right to call for any
                                 partition or division of    partition or division of
                                 property, profits, rights   property, profits, rights
                                 or interests of the Trust   or interests of the Trust

-------------------------------  --------------------------- -----------------------------
8.    Personal Liability of      None                        None
      Shareholders


-------------------------------  --------------------------- -----------------------------
9.    Annual meetings            Not held except as          Not held except as
                                 required by the 1940 Act    required by the 1940 Act
-------------------------------  --------------------------- -----------------------------
10.   Right to call  special     Shall be  called  upon       Shall be  called  upon
            meeting              request of shareholders      request of shareholders
         shareholders            holding  at least 10% of     holding  at least 10% of
                                 the outstanding shares       the outstanding shares
-------------------------------  --------------------------- -----------------------------
11.   Notice of meetings         Mailed to each              Mailed to each shareholder
                                 shareholder entitled to     entitled to vote at least 7
                                 vote at least 7 and not     and not more than 60 days
                                 more than 60 days before    before meeting
                                 meeting

-------------------------------  --------------------------- -----------------------------
12.   Record date for meetings   1.    Trustees may close    1.    Trustees may close
                                       transfer books not          transfer books not
                                       exceeding 30 days or        exceeding 30 days or
                                 2.    Trustees may fix a    2.    Trustees may fix a
                                       date not more than          date not more than 60
                                       60 days prior to            days prior to
                                       shareholder meeting         shareholder meeting


-------------------------------  --------------------------- -----------------------------
13.   Election of Trustees       A majority of shares        A majority of shares
                                 entitled to vote present    entitled to vote present in
                                 in person or by proxy       person or by proxy
-------------------------------  --------------------------- -----------------------------
14.   Adjournment of Meetings    Majority of shares          Majority of shares
                                 represented at meeting      represented at
                                                             meeting
-------------------------------  --------------------------- -----------------------------
15.   Removal of Trustees by     May be removed by holders   May be removed by holders
          Shareholders           of record of at least a     of record of at least a
                                 majority of outstanding     majority of outstanding
                                 shares of the Trust either  shares of the Trust either
                                 1.    by a declaration in   1.    by a declaration in
                                       writing or                  writing or
                                 2.    by votes cast at a    2.    by votes cast at a
                                       meeting called by           meeting called by
                                       trustees when               trustees when
                                       requested in                requested in writing
                                       writing by record           by record holders of
                                       holders of not less         not less than 10% of
                                       than 10% of                 outstanding shares
                                       outstanding shares
===============================  =========================== =============================



         Capitalization of the Funds.

         The tables below shows existing and pro forma capitalization as of October 31, 1998.


                                                        Total Net Assets (000)              Shares Outstanding
                                                        ----------------------              ------------------
Gradison Government Income Fund                                   $
Victory Fund for Income
Pro Forma Combined



                                                        Total Net Assets (000)              Shares Outstanding
                                                        ----------------------              ------------------
Gradison Ohio Tax-Free Income Fund                                $
Victory Ohio Municipal Bond Fund
Pro Forma Combined


                                                        Total Net Assets (000)              Shares Outstanding
                                                        ----------------------              ------------------
Gradison Growth & Income Fund                                     $
Victory Diversified Stock Fund
Pro Forma Combined


                                                         Total Net Assets (000)             Shares Outstanding
                                                         ----------------------             ------------------
Gradison Opportunity Value Fund                                    $
Victory Small Company Opportunity Fund
Pro Forma Combined


                                                         Total Net Assets (000)             Shares Outstanding
                                                         ----------------------             ------------------
Gradison International Fund                                        $
Victory International Growth Fund
Pro Forma Combined



Required Vote

         Approval of Proposal 1 by a Gradison Fund requires a vote of a simple majority of the Fund's outstanding shares. A simple majority of outstanding shares of a Fund means one more than half of the number of shares of that Fund that were issued and outstanding as of the record date, voting at the meeting in person or by proxy. Approval of Proposal 1 by the shareholders of one Gradison Fund is not contingent upon the approval of Proposal 1 by the shareholders of any other Gradison Fund.

Board Recommendation

                           EACH BOARD RECOMMENDS THAT
                       SHAREHOLDERS VOTE "FOR" PROPOSAL 1.

                           ---------------------------

                                   PROPOSAL 2.

                      TO APPROVE A NEW INVESTMENT ADVISORY
                        AGREEMENT FOR EACH GRADISON FUND

Introduction

         On October 23, 1998, KeyCorp acquired McDonald & Company Investments, Inc., the corporate parent of McDonald & Company Securities, Inc. (McDonald Securities). McDonald Securities subsequently changed its name to McDonald Investments Inc. Effective on that date, each Gradison Fund entered into a new investment advisory agreement with McDonald because the prior investment advisory agreement may have terminated due to the acquisition. The SEC has issued an exemptive order that permits each Gradison Fund to obtain your approval of the new investment advisory agreement within 150 days after the acquisition (by March 22, 1999), instead of prior to the acquisition. Until your approval is obtained, the exemptive order requires that advisory fees paid pursuant to the new investment advisory agreement be escrowed.

Reasons for the Proposal

         This proposal is intended to accomplish two goals. First, approval of the new investment advisory agreement for your Fund permits McDonald to continue to serve as the investment adviser to your Fund either (1) on an ongoing basis, if you do not approve the reorganization of your Gradison Fund described in Proposal 1, or (2) until the time of the reorganization, if you approve the reorganization of your Gradison Fund. If you do not approve either the reorganization of your Fund or the new investment advisory agreement, the investment advisory agreement for your Fund will terminate. In that event, the Board will consider what additional steps to take for your Fund. Second, approval of the investment advisory agreement for your Gradison Fund allows McDonald to receive the advisory fees that have been escrowed since October 23, 1998.

Board Considerations

         The new investment advisory agreements were presented to the Boards of the Gradison Funds on September 14, 1998. KAM, which is anticipated to acquire the investment advisory operations of McDonald, provided information to the Boards regarding the impact of the purchase on the Gradison Funds, including on the advisory services provided to them. In particular, KAM provided information regarding its experience and record as an investment adviser, its internal procedures, its staffing, other details of its operations, and its plans and expectations regarding the advisory services that will be provided to the Fund by McDonald as part of KAM.

         In considering the new investment advisory agreements, the Boards considered the information presented by KAM. The Boards also considered other factors they deemed relevant, including the following:

1. that the advisory fees and expense ratios of the Funds would not exceed their current levels for a two-year period after the completion of the Funds' reorganization;

2. that the financial and other resources of McDonald and the continuance of appropriate incentives would assure that McDonald would continue to furnish high quality services to each Fund;

3. that the terms of the new investment advisory agreements are substantially similar to those currently in effect;

4. that the quality of the services furnished by McDonald to each Gradison Fund would be of at least equal quality to the services now rendered to the Funds and may ultimately be strengthened;

5. that after the proposed reorganization, the investment record of McDonald would be preserved for the Gradison Government Income Fund and the Gradison Opportunity Value Fund; and

6. that benefits accrue to McDonald from serving as adviser to each Gradison Fund.

         The Boards also considered KAM's intention that, for a period of three years after the purchase, at least 75% of each Board would not be "interested persons" (as defined under the 1940 Act) (the "Independent Trustees") and that, for a period of two years after the closing, there would be no unfair burden imposed on any Fund.

         After full consideration of these and other factors, the Boards, including all of the Independent Trustees, unanimously approved the new investment advisory agreements and recommended that they be submitted to shareholders for approval.

Terms of the Investment Advisory Agreements

         The services that McDonald will provide (and currently provides) under each of the new investment advisory agreements are generally identical to the services that McDonald provided under each of the old investment advisory agreements. In addition, the fees that McDonald will charge (and currently charges) pursuant to each of the new investment advisory agreements are identical to the fees that McDonald charged under each of the old investment advisory agreements.

         All other provisions of the new investment advisory agreements and the old investment advisory agreements are substantially identical, except for the dates of execution and termination and except for a provision permitting, with the approval of the Board and to the extent permitted by the 1940 Act, the new investment advisory agreement to be assigned to KAM.

Required Vote

         Approval of Proposal 2 by a Gradison Fund requires the affirmative vote of the lesser of (1) 67% or more of the shares of that Fund present at the meeting or represented by proxy if more than 50% of the outstanding shares of the Fund are so present or represented or
(2) more than 50% of the outstanding shares of the Fund. Approval of Proposal 2 by the shareholders of one Gradison Fund is not contingent upon the approval of Proposal 2 by the shareholders of any other Gradison Fund.

Board Recommendation

                           EACH BOARD RECOMMENDS THAT
                       SHAREHOLDERS VOTE "FOR" PROPOSAL 2.

                       ----------------------------------

                                   PROPOSAL 3.

                                 TO APPROVE NEW
                       INVESTMENT SUB-ADVISORY AGREEMENTS
                       FOR THE GRADISON INTERNATIONAL FUND

Introduction

         Effective October 23, 1998, the date that KeyCorp acquired McDonald's parent company, McDonald and Blairlogie Capital Management ("Blairlogie") entered into a new investment sub-advisory agreement with respect to Gradison International Fund because the prior investment sub-advisory agreement may have terminated due to the acquisition. The SEC has issued an exemptive order that permits your Fund to obtain your approval of the new investment sub-advisory agreement within 150 days after the acquisition (by March 22, 1999), instead of prior to the acquisition. Until your approval is obtained, the exemptive order requires that sub-advisory fees paid pursuant to the new investment sub-advisory agreement be escrowed.

         Separately, PIMCO Advisors L.P., 840 Newport Center Drive, Suite 360, Newport Beach, California 92660, the owner of a 75% interest in Blairlogie, has entered into an agreement to sell its interest in Blairlogie to Alleghany Asset Management, the investment management subsidiary of Alleghany Corporation. This acquisition is scheduled to occur in February 1999. As in the transaction described above, the change in control of Blairlogie would result in the termination of its sub-advisory contract with McDonald, requiring shareholder approval of a new sub-advisory contract. The SEC is currently considering an application for an exemptive order to permit Blairlogie to continue to serve as the investment sub-adviser to your Fund after Blairlogie's change in control. If the SEC grants an exemptive order, any investment sub-advisory fees accruing after the change in control will be escrowed.


Reasons for the Proposal

         This proposal is intended to accomplish the following goals. First, if you do not approve the reorganization of Gradison International Fund described in Proposal 1, approval of the investment sub-advisory agreement permits Blairlogie to continue to serve as the investment sub-adviser to your Fund. If you do not approve either the reorganization of Gradison International Fund or the new investment sub-advisory agreement, the investment sub-advisory agreement with respect to Gradison International Fund will terminate. In that event, the Board will consider what additional steps to take with respect to Gradison International Fund. Second, assuming that McDonald receives payments of its escrowed fees, approval of the investment sub-advisory agreement allows Blairlogie to receive from McDonald (and not from the Fund) its sub-advisory fees that have been escrowed since October 23, 1998 until there has been a change in control of Blairlogie (or after that time, if the SEC grants the exemptive relief requested in connection with the change in control). If you approve the new investment advisory agreement described in Proposal 2, but do not approve this Proposal, McDonald will retain all of the escrowed fees.

Board Considerations

         The new investment sub-advisory agreement was presented to the Board of your Fund on September 14, 1998. KAM and Blairlogie provided information to the Board regarding the impact on Gradison International Fund of the McDonald/KeyCorp merger and the anticipated acquisition of Blairlogie, including the effects on the sub-advisory services provided by Blairlogie. In considering the new investment sub-advisory agreement, the Board examined factors it deemed relevant, including the following:

1. that the quality of the services furnished by Blairlogie to Gradison International Fund would be of at least equal quality to the services now rendered to the Fund;

2.       that the sub-advisory fee would not exceed its current level; and

3. that the terms of the new sub-advisory agreement are substantially similar to those currently in effect.

         The Board also considered KAM's intention that, for a period of three years after the purchase, at least 75% of the members of the Board would be independent and that, for a period of two years after the closing, there would be no unfair burden imposed on Gradison International Fund.

         After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, approved the new sub-advisory agreement arising out of KeyCorp's acquisition of McDonald and recommended that it be submitted to shareholders for approval. The Board also approved a sub-advisory agreement in the same form to be entered into upon Alleghany's acquisition of Blairlogie.

Terms of the Sub-Advisory Agreements

         The services that Blairlogie will provide (and currently provides) under the new sub-advisory agreement are generally identical to the services that Blairlogie provided under the old sub-advisory agreement. In addition, the fee that Blairlogie will charge (and currently charges) pursuant to the new sub-advisory agreement is identical to the fees that Blairlogie charged under the old sub-advisory agreements.

         Finally, all other provisions of the new sub-advisory agreements and the old sub-advisory agreement are substantially identical, except for the dates of execution and termination [and except for a provision permitting, with the approval of the Board and to the extent permitted by the 1940 Act, the new investment sub-advisory agreement to be assigned to KAM.]

Required Vote

         Approval of Proposal 3 by Gradison International Fund requires the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present at the Meeting or represented by

Proxy if more than 50% of the outstanding shares of the Fund are so present or represented or (2) more than 50% of the outstanding shares of the Fund.

Board Recommendation

                            THE BOARD RECOMMENDS THAT
                       SHAREHOLDERS VOTE "FOR" PROPOSAL 3.

                          ----------------------------

OTHER INFORMATION

             Principal Executive Officer and Directors of McDonald


-------------------------------------------------- -------------------------------------------------------------------
    Name, Address, and Position with McDonald                            Principal Occupations
-------------------------------------------------- -------------------------------------------------------------------
William B. Summers, Jr.,                           Chairman of the Board of Directors and Chief Executive Officer of
Director and Chief Executive Officer               McDonald Investments Inc.
800 Superior Avenue
Cleveland, Ohio  44114
-------------------------------------------------- -------------------------------------------------------------------
Robert T. Clutterbuck,                             President of McDonald Investments Inc.
Director
800 Superior Avenue
Cleveland, Ohio  44114
-------------------------------------------------- -------------------------------------------------------------------
Robert B. Heisler, Jr.,                            Executive Vice President of KeyCorp
Director
127 Public Square
Cleveland, Ohio  44114
-------------------------------------------------- -------------------------------------------------------------------


                             Principal Executive Officer and Directors of Blairlogie

--------------------------------------------------------------- ------------------------------------------------------

         Name, Address, and Position with Blairlogie                            Principal Occupations
--------------------------------------------------------------- ------------------------------------------------------
Gavin Dobson,                                                   Managing Director and Chief Executive Officer
Managing Director and Chief Executive Officer
125 Princes Street
Edinburgh EH2 4AD
Scotland
--------------------------------------------------------------- ------------------------------------------------------
James G.S. Smith,                                               Managing Director and Chief Investment Officer
Managing Director
125 Princes Street
Edinburgh EH2 4AD
Scotland
--------------------------------------------------------------- ------------------------------------------------------


                   Officers and Trustees of the Gradison Funds

         The following chart shows the name of each officer or trustee of the Gradison Funds who is also an officer, employee, director, general partner, or shareholder of McDonald. No trustees and officers of the Gradison Funds who are affiliated with McDonald receives remuneration from the Gradison Funds.


----------------------------------------------------------- ----------------------------------------------------------

        Name and Position with the Gradison Funds                            Position with McDonald
----------------------------------------------------------- ----------------------------------------------------------
Donald E. Weston,                                           Chairman of the Gradison Division of McDonald (Gradison)
Trustee and Chairman of the Board of all Gradison Trusts
----------------------------------------------------------- ----------------------------------------------------------
Bradley E. Turner,                                          Senior Managing Director and Director of McDonald
President of all Gradison Trusts
----------------------------------------------------------- ----------------------------------------------------------
Stephen C. Dilbone,                                         Senior Vice President of Gradison
Vice President of Gradison-McDonald Municipal Custodian
Trust
----------------------------------------------------------- ----------------------------------------------------------
Richard S. Demko,
Vice President of Gradison-McDonald Municipal Custodian     Senior Managing Director of McDonald
Trust
----------------------------------------------------------- ----------------------------------------------------------
Thomas M. Seay,                                             Senior Vice President of Gradison
Vice President of Gradison
Custodian Trust
----------------------------------------------------------- ----------------------------------------------------------
William J. Leugers, Jr.,                                    Managing Director of Gradison
Vice President of Gradison Growth Trust
----------------------------------------------------------- ----------------------------------------------------------
C. Stephen Wesselkamper,                                    First Vice President of Gradison
Vice President of Gradison-McDonald Cash Reserves
Trust
----------------------------------------------------------- ----------------------------------------------------------
Richard M. Wachterman,                                      Senior Vice President and General Counsel of Gradison
Secretary of all Gradison Trusts
----------------------------------------------------------- ----------------------------------------------------------
Daniel R. Shick,                                            Managing Director of Gradison
Vice President of Gradison Growth Trust
----------------------------------------------------------- ----------------------------------------------------------
Gary H. Miller, Vice President of Gradison Growth Trust     Vice President of Gradison
----------------------------------------------------------- ----------------------------------------------------------


                                       39


----------------------------------------------------------- ----------------------------------------------------------
Julian Ball,                                                First Vice President of Gradison
Vice President of Gradison Growth Trust
----------------------------------------------------------- ----------------------------------------------------------
Patricia J. Jamieson, Treasurer of all Gradison Trusts      Senior Managing Director, Treasurer, and Chief Financial
                                                            Officer of McDonald
----------------------------------------------------------- ----------------------------------------------------------

Mark A. Frietch,                                            Senior Vice President of Gradison
Assistant Treasurer of all
Gradison Trusts



                       Old Investment Advisory Agreements

         The chart below contains some information about the old investment advisory agreements (and the old investment sub-advisory agreement with respect to Gradison International Fund). In particular, the chart shows the advisory fee schedule applicable to each Gradison Fund, the dollar amount of advisory fees paid in each Fund's last fiscal year, the date of the old advisory agreement (or sub-advisory agreement), and the date on which the old advisory agreement (or sub-advisory agreement) was most recently submitted to shareholders.


-------------------------------------------------- ---------------------------------------- ---------------------------
                      Trust                                     Advisory Fee                       Advisory Fee
                    Portfolio                           (of average daily net assets)          (amount paid in last
  (Date of advisory agreement and date of most                                                     fiscal year)
       recent submission to shareholders)
-------------------------------------------------- ---------------------------------------- ---------------------------
Gradison Growth Trust
Gradison Established Value Fund                    0.65% of first $100 million              $  2,580,124
                                                   0.55% of next $100 million
                                                   0.45% thereafter

Gradison Opportunity Value Fund                    0.65% of first $100 million              $    881,658
                                                   0.55% of next $100 million
                                                   0.45% thereafter
(Agreement dated October 4, 1991,  most recently
amended on June 1, 1995,  and most recently
submitted to shareholders on May 5, 1995)
-------------------------------------------------- ---------------------------------------- ---------------------------




                                       40

-------------------------------------------------- ---------------------------------------- ---------------------------
Gradison Growth Trust
Gradison Growth & Income Fund                      0.65% of first $100 million              $    267,848
                                                   0.55% of next $100 million
                                                   0.45% thereafter

Gradison International Fund                        1.00% of first $100 million              $    0*
                                                   0.90% of next $150 million
                                                   0.80% of next $250 million
(Growth & Income Fund:  Agreement dated, and       0.75% thereafter
approved by Adviser as sole shareholder on,
February 28, 1995)                                      Sub-adviser receives:                    $    223,022
                                                        0.80% of first $25 million
(International Fund:  Advisory agreement dated          0.70% of next $25 million
June 1, 1995 and sub-advisory agreement dated           0.60% of next $50 million
May 25, 1995; both approved by Adviser as sole          0.50% of next $150 million
shareholder on May 31, 1995).                           0.40% thereafter

-----------------
*All fees paid to McDonald with respect to the Gradison International Fund were paid by McDonald to Blairlogie.

-------------------------------------------------- ---------------------------------------- ---------------------------
Gradison-McDonald Municipal Custodian Trust
Gradison Ohio Tax-Free Income Fund
                                                   0.50%                                    $    432,146
(Agreement  dated August 25, 1992 and approved by
Adviser as sole shareholder on August 20, 1992)
-------------------------------------------------- ---------------------------------------- ---------------------------
Gradison-McDonald Cash Reserves Trust
Gradison U.S. Government Reserves
                                                    0.50% of first $400 million             $  7,875,357
(Agreement  dated  September 24, 1993 and approved  0.45% of next $600 million by the  sole  shareholder (an unaffiliated  party)  0.40% of next $1  billion
on September 16, 1993)                              0.35% thereafter
-------------------------------------------------- ---------------------------------------- ---------------------------
Gradison Custodian Trust
Gradison Government Income Fund                    0.50%                                    $    773,094

(Agreement dated October 4, 1991 and approved by shareholders on September 23, 1991)

-------------------------------------------------- ---------------------------------------- ---------------------------

                  Other Fees Paid to McDonald or its Affiliates

         In addition to the advisory fees shown in the chart above, McDonald and its affiliates were paid the following fees during the most recent fiscal year of each Gradison Fund:


------------------------------------------------------   -------------------   -------------------   -----------------------
                        Fund                                  Transfer             Accounting        Distribution Services
                                                               Agent                Services
------------------------------------------------------   -------------------   -------------------   -----------------------

Gradison Established Value Fund                                $    303,442          $     80,669         $  2,454,412
------------------------------------------------------   -------------------   -------------------   -----------------------
Gradison Opportunity Value Fund                                $    130,769          $     40,000         $    710,599
------------------------------------------------------   -------------------   -------------------   -----------------------
Gradison Growth & Income Fund                                  $     47,227          $     40,000         $    206,037
------------------------------------------------------   -------------------   -------------------   -----------------------
Gradison International Fund                                    $     41,353          $     60,000         $     88,483
------------------------------------------------------   -------------------   -------------------   -----------------------
Gradison Ohio Tax-Free Income Fund                             $     37,821          $     48,000         $    216,073
------------------------------------------------------   -------------------   -------------------   -----------------------
Gradison U.S. Government Reserves                              $  2,612,210          $    187,038         $  1,778,775
------------------------------------------------------   -------------------   -------------------   -----------------------
Gradison Government Income Fund                                 $    40,302           $    53,667         $    380,694
------------------------------------------------------   -------------------   -------------------   -----------------------


                 Other Fees Paid to Blairlogie or its Affiliates

         Other than the sub-advisory fee shown in the chart above, Blairlogie and its affiliates did not receive any fees from the Gradison Funds during the most recent fiscal year.

                        Affiliated Brokerage Commissions

         In the last fiscal year, none of the Gradison Funds paid commissions to an affiliated broker.

              Distribution Plan for the Gradison Ohio Tax-Free Income Fund

         The Board of Gradison-McDonald Municipal Custodian Trust previously made an undertaking to submit the distribution plan (12b-1 plan) for the Gradison Ohio Tax-Free Income Fund to shareholders at their initial meeting. This initial meeting will be the Special Meeting. However, because the proposal to reorganize the Fund into a Victory Fund encompasses approval of the distribution arrangements with respect to the Victory Fund, that proposal would, if approved by shareholders, eliminate the need to seek a separate shareholder vote on the distribution plan. If the reorganization of the Gradison Ohio Tax-Free Income Fund is not approved by shareholders, the Board will promptly call a shareholder meeting for the purpose of submitting the distribution plan to a shareholder vote.

PART 3 - MORE ON PROXY VOTING AND SHAREHOLDER MEETINGS

         General information about proxy voting. The Board of Trustees of each Gradison Trust is soliciting your proxy to vote on the matters described in this combined proxy statement and prospectus. We expect to solicit proxies primarily by mail, but representatives of McDonald or its affiliates, or others may communicate with you by mail or by telephone or other electronic means to discuss your vote. We have also retained Shareholders Communication Corporation to assist us in this solicitation. Representatives of Shareholders Communication Corporation may contact you if we do not receive your ballot. We estimate that the cost of soliciting votes to be approximately $____. __________ will pay the costs of solicitation. We will ask broker-dealers and other institutions that hold shares for the benefit of their customers to send the proxy materials to the beneficial owners and to obtain authorization to vote on their behalf.

         You may vote directly over the telephone by calling 800-786-8764. You may also fax your ballot to 800-733-1885 or return it by mail. Internet voting is available at _______________.

         Only shareholders of record of the Gradison Funds at the close of business on the record date, January 6, 1999, may vote at the special meeting. As of the record date, each of the Gradison Funds had the number of shares issued and outstanding listed below, each share being entitled to one vote:



                              Fund Name                           Total Shares Outstanding
                              ---------                           ------------------------
            *Gradison U.S. Government Reserves
            *Gradison Established Value Fund

            **Gradison Government Income Fund
            **Gradison Ohio Tax-Free Income Fund
            **Gradison Growth & Income Fund
            **Gradison Opportunity Value Fund
            **Gradison International Fund



         * Gradison Fund that will be reorganized into Class G of a new Victory Fund
         ** Gradison Fund that will reorganize into Class G of an operating Victory Fund

         As of December __, 1998, the trustees and officers of the Gradison Funds, as a group, owned less than 1% of the outstanding shares of each Gradison Fund. To the best of the knowledge of the Gradison Funds, the following shareholders beneficially owned 5% or more of the outstanding shares of the Gradison Funds and the Victory Funds as of December __, 1998:


======================================================================================================================

                                                                    Percent of Class Owned    Percent of Class Owned
          Fund                        Name and Address                     of Record              of Record and
                                                                                                   Beneficially
----------------------------------------------------------------------------------------------------------------------

======================================================================================================================


                                       43


======================================================================================================================
                                                                    Percent of Class Owned    Percent of Class Owned
          Fund                        Name and Address                     of Record              of Record and
                                                                                                   Beneficially
----------------------------------------------------------------------------------------------------------------------

======================================================================================================================

======================================================================================================================
======================================================================================================================

======================================================================================================================
======================================================================================================================

======================================================================================================================
======================================================================================================================

======================================================================================================================
======================================================================================================================

======================================================================================================================
======================================================================================================================

======================================================================================================================
======================================================================================================================

======================================================================================================================
======================================================================================================================

======================================================================================================================
======================================================================================================================

======================================================================================================================
======================================================================================================================

======================================================================================================================
======================================================================================================================

======================================================================================================================
======================================================================================================================

======================================================================================================================
======================================================================================================================

======================================================================================================================
======================================================================================================================

======================================================================================================================


         You may cast one vote for each proposal for each whole share that you own of a Gradison Fund. We count your fractional shares as fractional votes. If we receive your proxy before the special meeting date, we will vote your shares as you instruct the proxies. If you sign and return your proxy, but do not specify instructions, we will vote your shares in favor of each proposal. You may revoke your proxy at any time before the special meeting if you notify us in writing, or if you attend the special meeting in person and vote in person.

         If a broker or nominee returns a proxy indicating that it did not receive voting instructions from the beneficial owner, or if the beneficial owner marked an abstention, we will count those shares when we determine if a quorum as present, but those proxies, in effect, will count as a vote "against".

         The Gradison  Growth Trust  consists of four separate  Gradison  Funds:
Established Value Fund, Growth & Income Fund, Opportunity Value Fund, and International Fund. If shareholders of any one of the Growth Trust Funds do not approve the reorganization relating to that Fund, then the reorganization of that Fund will not proceed. The reorganization relating to the other Growth Trust Funds will proceed if shareholders of those other Funds approve the reorganization. If this occurs, Gradison Growth Trust will continue operating as an investment company and will not dissolve.

         If shareholders of any Gradison Fund do not approve any proposal, the Boards of Trustees will consider possible alternatives.

         Quorum and adjournments. Each Gradison Fund will vote separately on each proposal. Each Gradison Fund requires that a quorum at the special meeting be present, in person or by proxy, to conduct the special meeting. A simple majority of all of the shares outstanding on the record date will be a quorum. If a quorum is not present at the special meeting, the persons named as proxies may propose one or more adjournments of the special meeting to permit further solicitation of proxies. An affirmative vote of a majority of the shares of each Gradison Fund present at the special meeting may adjourn the special meeting without further notice, until the Gradison Fund obtains a quorum. In the event a quorum is present but sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments to permit further solicitation of proxies. If this should occur, we will vote proxies for or against a motion to adjourn in the same proportion to the votes received in favor or against the proposal. We may adjourn a special meeting for no more than ____ days after the date of the original special meeting.

         Other business. The Board of Trustees of each Gradison Trust knows of no other business to be brought before the special meeting. If any other matters come before the special meeting, proxies that do not contain specific restrictions to the contrary, the named proxies will vote all proxies using their best judgment.

         Future shareholder proposals. The Gradison Funds are not required to hold annual meetings, unless required to do so by law. If you have a proposal you wish to be considered by shareholders, send your proposal to The Gradison Funds, 580 Walnut Street, Cincinnati, Ohio 45202. We must receive your proposal in sufficient time before the next meeting of shareholders for it to be included. We do not guarantee that we will be able to include any proposal in a proxy statement.

         Recommendation of each Board of Trustees. After carefully considering all of the issues involved, the Board of Trustees of each Gradison Trust has unanimously concluded that each proposal is in the best interests of shareholders. Each Board of Trustees recommends that you vote to approve each proposal.

PART 4 - FUND INFORMATION

         The Victory Portfolios is a business trust established under Delaware law. The operations of The Victory Portfolios is governed by a Trust Instrument dated December 5, 1995, as amended.

         Each Victory Fund is a separate series of The Victory Portfolios and, as such, has similar rights under the Trust Instrument of The Victory Portfolios and applicable Delaware law. You should be aware of the following features of the Victory Funds:

         o Shares of each class of the Victory Funds participate equally in dividends and other distributions attributable to that class, including any distributions in the event of a liquidation.

         o Each share of each Victory Fund is entitled to one vote for all purposes.

         o Shares of all series of The Victory Portfolios vote for the election of Trustees and on any other matter that affects each Victory Fund in substantially the same manner, except as otherwise required by law.

         o As to matters that affect each Fund differently, such as approval of an investment advisory agreement, shares of each series vote as a separate series.

         o On matters that affect the classes of a series differently, shares of each class vote separately.

         o Delaware law does not require registered investment companies, such as The Victory Portfolios or its series, to hold annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.

         o Shareholders have available certain procedures for the removal of Trustees.

         o The Victory Portfolios indemnifies trustees and officers to the fullest extent permitted under federal and Delaware law.

         Financial Statements. PricewaterhouseCoopers LLP, independent auditors of The Victory Portfolios, has audited the financial statements included in the Statement of Additional Information for the year ended October 31, 1998.

         The Gradison Ohio Tax-Free Income Fund undertook to submit its distribution expense plan and investment advisory agreements (which were approved by the Adviser as its sole shareholder) to shareholders at its first annual meeting, which this meeting is. Since it is anticipated that this meeting will result in the reorganization of the Fund, this matter is not being submitted to shareholders at this meeting. If the reorganization is not approved, a special shareholder meeting will be called for the purpose of seeking shareholder approval of the distribution expense plan.

PART 5 - PROSPECTUS

PART 6 - FORMS OF AGREEMENT AND PLAN OF REORGANIZATION

PART 7 - FINANCIAL INFORMATION ABOUT THE VICTORY PORTFOLIOS

PART 5 -- THE PROSPECTUS is incorporated by reference to the prospectus included in Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed with the SEC on November 19, 1998, File Nos. 33-8982, 811-4852.

PART 6 -- FORMS OF AGREEMENT AND PLAN OF REORGANIZATION are incorporated by reference to Part C, Item 16(4)(a) and (b) of this Registration Statement on Form N-14.

PART 7 -- FINANCIAL INFORMATION ABOUT THE VICTORY PORTFOLIOS will be filed by amendment.

                       STATEMENT OF ADDITIONAL INFORMATION
                                 ________, 1999


                          Acquisition of the Assets of
                              GRADISON GROWTH TRUST
                         Gradison Established Value Fund
                          Gradison Growth & Income Fund
                         Gradison Opportunity Value Fund
                           Gradison International Fund
                   GRADISON-McDONALD MUNICIPAL CUSTODIAN TRUST
                       Gradison Ohio Tax-Free Income Fund
                      GRADISON-McDONALD CASH RESERVES TRUST
                     Gradison U.S. Government Reserves
                            GRADISON CUSTODIAN TRUST
                         Gradison Government Income Fund

                    by and in exchange for Class G shares of
                             THE VICTORY PORTFOLIOS
                             Established Value Fund
                             Diversified Stock Fund
                         Small Company Opportunity Fund
                            International Growth Fund
                            Ohio Municipal Bond Fund
                        Gradison Government Reserves Fund
                                Fund for Income


This Statement of Additional Information dated _____, 1999, is not a prospectus, but should be read in conjunction with the Combined Proxy Statement and Prospectus dated ________, 1999. This Statement of Additional Information is incorporated by reference in its entirety into the Combined Proxy Statement and Prospectus. Copies of the Combined Proxy Statement and Prospectus may be obtained by writing The Victory Portfolios at P.O. Box 8527, Boston, MA 02266-8527 or by calling toll free 800-539-FUND or 800-539-3863.

                                TABLE OF CONTENTS


1. Statements of Additional Information of Established Value Fund, Diversified Stock Fund, Small Company Opportunity Fund, International Growth Fund, Ohio Municipal Bond Fund, Gradison Government Reserves Fund, and Fund for Income, portfolios of The Victory Portfolios dated _______, 1999.

2. Statement of Additional Information of Gradison Established Value Fund, Gradison Growth & Income Fund, Gradison Opportunity Value Fund and Gradison International Fund, portfolios of Gradison Growth Trust dated August 1, 1998.

3. Statement of Additional Information of Gradison Ohio Tax-Free Income Fund, a portfolio of Gradison-McDonald Municipal Custodian Trust dated November 1, 1998.

4.       Statement  of  Additional   Information  of  Gradison  U.S.  Government
         Reserves, a portfolio of Gradison McDonald Cash Reserves Trust dated February 1, 1998.

5. Statement of Additional Information of Gradison Government Income Fund, a portfolio of Gradison Custodian Trust dated May 1, 1998.

6. Financial Statements of Diversified Stock Fund, Small Company Opportunity Fund (formerly Special Growth Fund), International Growth Fund, Ohio Municipal Bond Fund, and Fund for Income, portfolios of The Victory Portfolios dated October 31, 1998.

7. Financial Statements of Gradison Established Value Fund, Gradison Growth & Income Fund, Gradison Opportunity Value Fund and Gradison International Fund, portfolios of Gradison Growth Trust dated March 31, 1998.

8. Unaudited Financial Statements of Gradison Established Value Fund, Gradison Growth & Income Fund, Gradison Opportunity Value Fund and Gradison International Fund, portfolios of Gradison Growth Trust dated September 30, 1998.

9. Financial Statements of Gradison Ohio Tax-Free Income Fund, a portfolio of Gradison-McDonald Municipal Custodian Trust dated June 30, 1998.

10. Financial Statements of Gradison U.S. Government Reserves, a portfolio of Gradison McDonald Cash Reserves Trust dated September 30, 1998.

11. Financial Statements of Gradison Government Income Fund, a portfolio of Gradison Custodian Trust dated December 31, 1997.

12. Unaudited Financial Statements of Gradison Government Income Fund, a portfolio of Gradison Custodian Trust dated June 30, 1998

                   ADDITIONAL INFORMATION ABOUT THE REGISTRANT


         The Statement of Additional Information of Diversified Stock Fund, Small Company Opportunity Fund, International Growth Fund, Ohio Municipal Bond Fund, and Fund for Income, portfolios of The Victory Portfolios, is incorporated by reference to Post-Effective Amendment No. 44 to The Victory Portfolio's Registration Statement on Form N-1A (File No. 33-8982) which was filed with the Securities and Exchange Commission on (SEC) November 19, 1998.

         The Statement of Additional Information of Established Value Fund and Gradison Government Reserves Fund, portfolios of The Victory Portfolios, is incorporated by reference to Post-Effective Amendment No. 45 to The Victory Portfolio's Registration Statement on Form N-1A (File No. 33-8982) which was filed with the SEC on December ___, 1998.

         The  Statements  of  Additional  Information  dated August 1, 1998,  of
Gradison Established Value Fund, Gradison Growth & Income Fund, Gradison Opportunity Value Fund and Gradison International Fund, portfolios of Gradison Growth Trust, are incorporated by reference to Post-Effective Amendment No. 20 to Gradison Growth Trust's Registration Statement on Form N-1A (File No. 2-84169). A copy may be obtained by writing Gradison Growth Trust at 580 Walnut Street, Cincinnati, OH 45202 or by calling (513) 579-5700 from Cincinnati or toll free 800-869-5999.

         The Statement of Additional Information dated November 1, 1998, of Gradison Ohio Tax-Free Income Fund, a portfolio of Gradison-McDonald Municipal Custodian Trust is incorporated by reference to Post-Effective Amendment No. 11 to Gradison-McDonald Municipal Custodian Trust's Registration Statement on Form N-1A (File No. 33-48613). A copy may be obtained by writing Gradison-McDonald Municipal Custodian Trust at 580 Walnut Street, Cincinnati, OH 45202 or by calling (513) 579-5700 from Cincinnati or toll free 800-869-5999.

         The  Statement of  Additional  Information  dated  February 1, 1998, of
Gradison U.S. Government Reserves, a portfolio of Gradison McDonald Cash Reserves Trust is incorporated by reference to Post-Effective Amendment No. 40 to Gradison McDonald Cash Reserves Trust's Registration Statement on Form N-1A (File No. 2-55297). A copy may be obtained by writing Gradison McDonald Cash Reserves Trust at 580 Walnut Street, Cincinnati, OH 45202 or by calling (513) 579-5700 from Cincinnati or toll free 800-869-5999.

         The Statement of Additional Information dated May 1, 1998, of Gradison Government Income Fund, a portfolio of Gradison Custodian Trust is incorporated by reference to Post-Effective Amendment No. 16 to Gradison Custodian Trust's Registration Statement on Form N-1A (File No. 33-14949). A copy may be obtained by writing Gradison Custodian Trust at 580 Walnut Street, Cincinnati, OH 45202 or by calling (513) 579-5700 from Cincinnati or toll free 800-869-5999.

                              FINANCIAL STATEMENTS

         The audited Financial Statements of Diversified Stock Fund, Small Company Opportunity Fund, International Growth Fund, Ohio Municipal Bond Fund, (formerly Special Growth Fund), and Fund for Income, portfolios of The Victory Portfolios are incorporated by reference to the Annual Report of The Victory Portfolios (File No. 811-4852) dated October 31, 1998.

         The audited Financial Statements of Gradison Established Value Fund, Gradison Growth & Income Fund, Gradison Opportunity Value Fund and Gradison International Fund, portfolios of Gradison Growth Trust, are incorporated by reference to the Annual Report of Gradison Growth Trust (File No. 811-3760) dated March 31, 1998.

         The unaudited Financial Statements of Gradison Established Value Fund, Gradison Growth & Income Fund, Gradison Opportunity Value Fund and Gradison International Fund, portfolios of Gradison Growth Trust, are incorporated by reference to the Semi-Annual Report of Gradison Growth Trust (File No. 811-3760) dated September 30, 1998.

         The Financial Statements of Gradison Ohio Tax-Free Income Fund, a portfolio of Gradison-McDonald Municipal Custodian Trust, are incorporated by reference to the Annual Report of Gradison-McDonald Municipal Custodian Trust (File No. 811-6705) dated June 30, 1998.

         The Financial Statements of Gradison U.S. Government Reserves, a portfolio of Gradison McDonald Cash Reserves Trust, are incorporated by reference to the Annual Report of Gradison McDonald Cash Reserves Trust (File No. 811-2618) dated September 30, 1998.

         The Financial Statements of Gradison Government Income Fund, a portfolio of Gradison Custodian Trust are incorporated by reference to the Annual Report of Gradison Custodian Trust (File No. 811-5198) dated December 31, 1997.

         The unaudited Financial Statements of Gradison Government Income Fund, a portfolio of Gradison Custodian Trust are incorporated by reference to the Semi-Annual Report of Gradison Custodian Trust (File No. 811-5198) dated June 30, 1998.

         Pro forma financial statements as of October 31, 1998, which give effect to the Reorganization of the Gradison Funds into the Victory Funds, follow.


                           [to be filed by amendment]

                             THE VICTORY PORTFOLIOS
                                     PART C
                                     ------

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

         The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A as filed on November 19, 1998, accession number 0000922423-98-001315.

ITEM 16.  Exhibits.

  (1)         Certificate of Trust. (1)
  (2)         Delaware Trust Instrument dated December 6, 1995, as amended.  (2)
  (3)         Not Applicable.
  (4)(a) Form of Agreement and Plan of Reorganization and Termination between Registrant, on behalf of the Victory Established Value Fund and Victory Gradison Government Reserves Fund, and corresponding Gradison Funds.
     (b) Form of Agreement and Plan of Reorganization and Termination between Registrant, on behalf of the Victory Fund for Income, Victory Ohio Municipal Bond Fund, Victory Diversified Stock Fund, Victory Small Company Opportunity Fund and Victory International Fund; and corresponding Gradison Funds.
  (5)         Bylaws, Amended and Restated as of August 28, 1998. (3)
  (6)(a) Investment Advisory Agreement dated as of March 1, 1997 between Registrant and Key Asset Management Inc. ("KAM"), with Schedule A amended as of March 1, 1997, March 2, 1998, and May 29, 1998. (4)
       (b) Investment Advisory Agreement dated March 1, 1997, between Registrant and KAM regarding Lakefront Fund and Real Estate Investment Fund. (5)
       (c) Investment Advisory Agreement dated June 1, 1998, between Registrant and KAM regarding the International Growth Fund.(4)
       (d) Investment Sub-Advisory Agreement dated March 1, 1997, between KAM and Lakefront Capital Investors, Inc. regarding the Lakefront Fund.(5)


-------------------------------

1 Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.


2 Filed as an Exhibit to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed electronically on February 26, 1998, accession number 0000922423-98-000264.


3 Filed as an Exhibit to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-001315.


4 Filed as an Exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed electronically on July 29, 1998 accession number 0000922423-98-000725.


5 Filed as an Exhibit to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

       (e) Form of Investment Advisory Agreement between Registrant and KAM regarding Gradison Government Reserves fund and the Established Value Fund, to be filed by amendment.
       (f) Form of Investment Advisory Agreement between McDonald Investments Inc. ("McDonald") and each of the Gradison Funds, to be filed by amendment.
       (g) Form of Investment Sub-Advisory Agreement between McDonald and Blairlogie Capital Management regarding the Gradison International fund, to be filed by amendment.
  (7) (a) Distribution Agreement dated June 1, 1996, between Registrant and BISYS Fund Services Limited Partnership, with Schedule I amended as of March 2, 1998, and May 29, 1998. (4)
      (b) Distribution Agreement between Registrant and BISYS Fund Services regarding Class G Shares to be filed by amendment.
  (8)         Not applicable.
  (9) (a) Amended and Restated Mutual Fund Custody Agreement dated August 1, 1996, between Registrant and Key Trust of Ohio, Inc., with Schedule A revised as of March 1998, and May 29, 1998, and Attachment B revised as of March 2, 1998. ( 4)
      (b) Custody Agreement dated May 31, 1996, between Morgan Stanley Trust Company and Key Trust Company of Ohio. 6
  (10)(a) Amended and Restated Rule 18f-3 Multi-Class Plan as of December 11, 1998, to be filed by amendment.
      (b) Shareholder Servicing Plan dated June 5, 1995, with Schedule I amended as of March 1, 1997, March 2, 1998, and May 29, 1998. (4)
      (c)     Form of Shareholder Servicing Agreement. (1)
      (d) Distribution Plan dated June 5, 1995, for Class B Shares of Registrant with Schedule I amended as of February 1, 1996. (9)
      (e) Distribution and Service Plan dated June 5, 1995, for the Class A Shares of Registrant with Schedule I amended as of February 19, 1997, March 2, 1998, and May 29, 1998.(4)
  (11)(a)     Consent of Kramer Levin Naftalis & Frankel LLP ("Kramer Levin").

------------------------------
6 Filed as an Exhibit to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

      (b) Opinion of Kramer Levin as to the legality of the securities being registered, to be filed by amendment.
      (c) Opinion of Morris, Nichols, Arsht & Tunnell, Delaware counsel to Registrant, to be filed by amendment.
  (12)        Tax Opinion of Kramer Levin, to be filed by amendment.
  (13)(a) Sub-Administration Agreement dated October 1, 1997 between BISYS Fund Services Limited Partnership ("BISYS") and KAM, with Schedule A amended as of March 2, 1998, and May 29, 1998. (4)
      (b) Administration Agreement dated October 1, 1997, between Registrant and BISYS, with Schedule I amended as of March 2, 1998, and May 29, 1998, and Schedule II-B amended as of March 2, 1998. (4)
      (c) Transfer Agency and Service Agreement dated July 12, 1996 between Registrant and State Street Bank and Trust Company, with Schedule A revised as of August 1, 1996, March 2, 1998, and May 29, 1998.
              (4)
      (d) Fund Accounting Agreement dated May 31, 1995, between Registrant and BISYS Fund Services Ohio, Inc., with Amended Schedule A as of February 19, 1997, March 2, 1998, and May 29, 1998, and Schedule B as of March 2, 1998. (4)

      (e)     Form of Broker-Dealer Agreement. (7)
  (14)        Consent of Arthur Andersen LLP.
  (15)        Not applicable.
  (16)(a)     Powers of Attorney of Roger Noall and Frank A. Weil.(8)
      (b) Powers of Attorney of Leigh A. Wilson, Edward P. Campbell, Harry Gazelle, Thomas F. Morrissey, H. Patrick Swygert and Eugene J. McDonald. (2)
  (17)(a)     Portfolio   Management   Agreement  dated  June  1,  1998  between
              Registrant, KAM and Indocam International Investment Services, S.A. regarding the International Growth Fund.(9)

-----------------------------

7 Filed as an Exhibit to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.


8 Filed as an Exhibit to Pre-Effective No. 2 to Registrant's Registration Statement on Form N-14 filed electronically on February 3, 1998, accession number 0000922423-98-000095.


9 Filed as an Exhibit to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed electronically on June 12, 1998, accession number 0000922423-98-000602.

      (b)     Form of Proxy Card.


Item 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 15th day of December, 1998.


                                         The Victory Portfolios
                                         (Registrant)

                                         By:/s/ Leigh A. Wilson
                                            -------------------
                                         Leigh A. Wilson, President and Trustee

           Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

                  Name                                       Title                                 Date
                  ----                                       -----                                 ----

/s/ Roger Noall                            Chairman of the Board and Trustee          December 15, 1998
------------------------------------
Roger Noall

/s/ Leigh A. Wilson                        President and Trustee                      December 15, 1998
------------------------------------
Leigh A. Wilson

/s/Joel Engle                              Treasurer                                  December 15, 1998
------------------------------------
Joel Engle

     *                                     Trustee                                    December 15, 1998
------------------------------------
Edward P. Campbell

     *                                     Trustee                                    December 15, 1998
------------------------------------
Harry Gazelle

     *                                     Trustee                                    December 15, 1998
------------------------------------
Thomas F. Morrissey

     *                                     Trustee                                    December 15, 1998
------------------------------------
H. Patrick Swygert

     *                                     Trustee                                    December 15, 1998
------------------------------------
Frank A. Weil

     *                                     Trustee                                    December 15, 1998
------------------------------------
Eugene J. McDonald

*By:    /s/ Carl Frischling
        -------------------
           Carl Frischling
     Attorney-in-Fact

                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS

Exhibit Number
--------------

Ex - 99.B4(a)      Form of Agreement and Plan of Reorganization and Termination
                   between Registrant, on behalf of the Victory Established
                   Value Fund and Victory Gradison Government Reserves Fund, and corresponding Gradison Funds.

Ex - 99.B4(b)      Form of Agreement and Plan of Reorganization and Termination
                   between Registrant, on behalf of the Victory Fund for Income, Victory Ohio Municipal Bond Fund, Victory Diversified Stock
                   Fund, Victory Small Company Opportunity  Fund and Victory
                   International  Fund; and  corresponding  Gradison Funds.

Ex - 99.B11        Consent of Kramer Levin Naftalis & Frankel LLP.

Ex - 99.B14(a)     Consent of Arthur Andersen LLP.

Ex - 99.B17        Form of Proxy Card.